UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21595

 NAME OF REGISTRANT:                     Cohen & Steers Worldwide
                                         Realty Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John E. McLean
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


Cohen & Steers Worldwide Realty Income Fund
--------------------------------------------------------------------------------------------------------------------------
 AMP NZ OFFICE TRUST                                                                         Agenda Number:  701074142
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0344R107
    Meeting Type:  AGM
    Meeting Date:  17-Oct-2006
          Ticker:
            ISIN:  NZAPTE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP.  THANK YOU

1.     Acknowledge the review of the FY 2005/2006 and            Non-Voting    No vote
       to present the New Zealand s Commercial office
       markets and ANZO s position with them




--------------------------------------------------------------------------------------------------------------------------
 AMP NZ OFFICE TRUST                                                                         Agenda Number:  701221400
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q0344R107
    Meeting Type:  SGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  NZAPTE0001S3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Ratify, for the purposes of NZSX Listing Rule             Mgmt          For                            For
       7.3.5(b)(III), the issue on 18 DEC 2006 of
       36,036,036 ordinary units in the Trust to various
       Investors at an issue price of NZD 1.11 per
       unit on the terms as specified

2.     Ratify, for the purposes of NZSX Listing Rule             Mgmt          For                            For
       7.3.5(b)(III), the issue on or around 24 APR
       2007 of 52,238,806 ordinary units in the Trust
       to various Investors at an issue price of NZD
       1.34 per unit on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 APARTMENT INVESTMENT AND MANAGEMENT                                                         Agenda Number:  932654088
--------------------------------------------------------------------------------------------------------------------------
        Security:  03748R101
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2007
          Ticker:  AIV
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES N. BAILEY                                           Mgmt          For                            For
       TERRY CONSIDINE                                           Mgmt          For                            For
       RICHARD S. ELLWOOD                                        Mgmt          For                            For
       THOMAS L. KELTNER                                         Mgmt          For                            For
       J. LANDIS MARTIN                                          Mgmt          For                            For
       ROBERT A. MILLER                                          Mgmt          For                            For
       THOMAS L. RHODES                                          Mgmt          For                            For
       MICHAEL A. STEIN                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR AIMCO FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2007.

03     TO APPROVE THE AIMCO 2007 STOCK AWARD AND INCENTIVE       Mgmt          For                            For
       PLAN.

04     TO APPROVE THE AIMCO 2007 EMPLOYEE STOCK PURCHASE         Mgmt          For                            For
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701295835
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0205X103
    Meeting Type:  OGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  SG1M77906915
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issue of the general mandate to               Mgmt          For                            For
       be given to the Manager for the issue of new
       units in A-REIT  Units  in the FYE 31 MAR
       2008 for up to 50.0% of the number of Units
       in issue as at 31 MAR 2007 which is the end
       of A-REIT s last FY, of which the aggregate
       number of new Units issued other than on a
       pro-rata basis to existing Unit holders  Unit
       holders  shall not be more than 20.0% of the
       number of Units in issue as at 31 MAR 2007
       which is the end of A-REIT s last FY the
       General Mandate ; and authorize Ascendas-MGM
       Funds Management Limited, as Manager of A-REIT
       the  Manager , any director of the Manager
        Director  and HSBC Institutional Trust Services
       Singapore Limited, as Trustee of A-REIT the
       Trustee , to complete and do all such acts
       and things including executing all such documents
       as may be required as the Manager, such Director
       or as the case may be the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the general mandate

E.2    Approve, to supplement the Trust Deed constituting        Mgmt          For                            For
       A-REIT as amended  Trust Deed  with the
       SPV Supplement as specified; and authorize
       the Manager, any Director and the Trustee,
       to complete and do all such acts and things
       including executing all such documents as
       may be required as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the SPV supplement

E.3    Approve, to supplement the Trust Deed with the            Mgmt          For                            For
       Management Fees Supplement as specified; and
       authorize the Manager, any Director and the
       Trustee, to complete and do all such acts and
       things including executing all such documents
       as may be required as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the Management
       Fees Supplement

E.4    Approve, to supplement the Trust Deed with the            Mgmt          For                            For
       Development Management Fee Supplement as specified;
       and authorize the Manager, any Director and
       the, to complete and do all such acts and things
       including executing all such documents as
       may be required as the Manager, such Director
       or, as the case may be, the Trustee may consider
       expedient or necessary or in the interests
       of A-REIT to give effect to the entry into
       the Development Management Fee Supplement

E.5    Approve, to supplement the Trust Deed with the            Mgmt          Against                        Against
       Retrospective Development Management Fee Supplement
       as specified; and authorize the Manager, any
       Director and the Trustee to complete and do
       all such acts and things including executing
       all such documents as may be required as the
       Manager, such Director or, as the case may
       be, the Trustee may consider expedient or necessary
       or in the interests of A-REIT to give effect
       to the Retrospective Development Management
       Fee Supplement




--------------------------------------------------------------------------------------------------------------------------
 BAIL INVESTISSEMENT FONCIERE                                                                Agenda Number:  701067096
--------------------------------------------------------------------------------------------------------------------------
        Security:  F0647E102
    Meeting Type:  EGM
    Meeting Date:  20-Oct-2006
          Ticker:
            ISIN:  FR0000125999
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

1.     Approve to review the Merger Agreement between            Mgmt          For                            For
       the Company and the Company Fonciere Des Regions
       signed on 27 JUL 2006, providing for the contributions
       by Bail Investissement Fonciere of all of its
       assets, with the corresponding taking-over
       of all its liabilities amounting to EUR 886,341,620.00,
       with the allocation to the Company s shareholders
       of 11,107,301 new shares of a par value of
       EUR 3.00 each, to be created by the Company
       Fonciere Des Regions through the increase of
       its share capital and all the provisions of
       this merger agreement, it also approves the
       exchange ratio of 1 share in the Company Fonciere
       Des Regions against 2 Company s shares, the
       way the merger premium is used and which amounts
       to EUR 525,343,578.00 and the resolutions at
       the shareholders  general meeting of the absorbing
       Company concerning: authorize the Executive
       Committee of Fonciere Des Regions to charge
       the merger, the capital increase and the completion
       of the merger costs against the merger premium;
       grant authority to deduct from the merger premium
       the amounts necessary to fund the legal reserve
       and the shareholders  meeting records that
       the merger of the Company by Fonciere Des Regions
       be final at the closing of the combined general
       meeting of Fonciere Des Regions to be called
       to approve this merger; authorize the Chief
       Executive Officer to carryon the definitive
       completion of the operations relating to the
       merger and, consequently, to take all necessary
       measures and accomplish all necessary formalities

2.     Approve to the Company s merger, Bail Investissement      Mgmt          For                            For
       Fonciere be dissolved without liquidation;
       Fonciere Des Regions will be in charge of the
       allocation to the Company s shareholders of
       the 11,107,301 new shares in consideration
       for the Company s contribution of its net assets

3.     Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 BRANDYWINE REALTY TRUST                                                                     Agenda Number:  932667415
--------------------------------------------------------------------------------------------------------------------------
        Security:  105368203
    Meeting Type:  Annual
    Meeting Date:  09-May-2007
          Ticker:  BDN
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WALTER D'ALESSIO                                          Mgmt          For                            For
       D. PIKE ALOIAN                                            Mgmt          For                            For
       THOMAS F. AUGUST                                          Mgmt          For                            For
       DONALD E. AXINN                                           Mgmt          For                            For
       WYCHE FOWLER                                              Mgmt          For                            For
       MICHAEL J. JOYCE                                          Mgmt          For                            For
       ANTHONY A. NICHOLS, SR.                                   Mgmt          For                            For
       MICHAEL V. PRENTISS                                       Mgmt          For                            For
       CHARLES P. PIZZI                                          Mgmt          For                            For
       GERARD H. SWEENEY                                         Mgmt          For                            For

02     RATIFICATION OF THE AUDIT COMMITTEE S APPOINTMENT         Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS, LLP AS INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM

03     AMENDMENT AND RESTATEMENT OF 1997 LONG-TERM               Mgmt          For                            For
       INCENTIVE PLAN

04     EMPLOYEE SHARE PURCHASE PLAN                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701023157
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2006
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and audited           Mgmt          No vote
       reports for the YE 31 MAR 2006

2.     Declare a final dividend for the YE 31 MAR 2006           Mgmt          No vote
       of 11.8 pence per share

3.     Re-elect Sir John Ritblat as a Director                   Mgmt          No vote

4.     Re-elect Mr. Michael Cassidy as a Director                Mgmt          No vote

5.     Re-elect Mr. Robert Swannell as a Director                Mgmt          No vote

6.     Re-elect Dr. Christopher Gibson-Smith as a Director       Mgmt          No vote

7.     Re-elect Mr. David Michels as a Director                  Mgmt          No vote

8.     Re-elect Lord Turnbull as a Director                      Mgmt          No vote

9.     Re-elect Ms. Kate Swann as a Director                     Mgmt          No vote

10.    Elect Mr. Andrew Jones as a Director                      Mgmt          No vote

11.    Elect Mr. Tim Roberts as a Director                       Mgmt          No vote

12.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          No vote

13.    Authorize the Directors to fix the remuneration           Mgmt          No vote
       of the Auditors

14.    Approve the remuneration report as specified              Mgmt          No vote
       in the annual report and accounts 2006 and
       the policy set out therein

15.    Approve to renew the Directors  authority to              Mgmt          No vote
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 15 JUL 2005 pursuant to Section 80 of the
       Companies Act 1985, of GBP 43,192,578

S.16   Approve to partially waive the pre-emption rights         Mgmt          No vote
       held by existing shareholders which attach
       to future issues for cash of equity securities
       of the Company, by virtue of Section 89 of
       the Companies Act 1985, GBP 6,489,828

S.17   Authorize the Company to exercise its power               Mgmt          No vote
       to purchase 51,918,628 of its own shares, pursuant
       to the Articles of Association of the Company

18.    Approve the new performance plan to be known              Mgmt          No vote
       as The British Land Company PLC Fund Mangers
       Performance Plan  Performance Plan

19.    Approve the new matching share plan to be known           Mgmt          No vote
       as The British Land Company PLC Matching Share
       Plan  Matching Share Plan

20.    Approve the amendments to The British Land Company        Mgmt          No vote
       Long Term Incentive Plan  LTIP

21.    Authorize the Directors of the Company to establish       Mgmt          No vote
       further plans for overseas employees based
       on the Performance Plan and the Matching Share
       Plan but as modified to take account of local
       tax, exchange control and securities laws in
       overseas territories provided that any shares
       made available under such further plans are
       treated as counting against limits on individual
       or overall participation in the Performance
       Plan and the Matching Share Plan respectively




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701111279
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  EGM
    Meeting Date:  20-Dec-2006
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this resolution in respect of which
       the Company has given a valid notice under
       Section 109 of the Finance Act 2006, the Articles
       of Association by inserting the new Article
       175 following Article 174, as specified




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC                                                                                 Agenda Number:  701107749
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2006
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this resolution in respect of which
       the Company has given a valid notice under
       Section 109 of the Finance Act 2006, the Articles
       of Association with the specified text be inserted
       as a new Part VI and all remaining Articles,
       Parts and the table of contents shall be renumbered
       accordingly; and the Articles 109(a)(v); Article
       149; Article 166 previously numbered 159;
       Article 171 previously numbered 164 and
       Article 186 previously numbered 179 of the
       Articles of Association by deleting in its
       entirety and replaced with the new ones as
       specified




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC                                                                                 Agenda Number:  701214049
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  17-May-2007
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2006, together with the Directors
       report and the Auditors  report on those accounts

2.     Receive the Directors  remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2006 and the Auditors  report
       on the auditable part of the Directors  remuneration
       report

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold office from the conclusion of the this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid and authorize the Directors to fix the
       Auditors  remuneration

4.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 7.9 pence per ordinary share

5.     Re-elect Mr. Louise Patten as a Director                  Mgmt          Abstain                        Against

6.     Re-elect Mr. Tim Wheeler as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Stephen Harris as a Director                 Mgmt          For                            For

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 the Act, to
       allot relevant securities Section 94 of the
       Act up to an aggregate nominal value of GBP
       12,343,610 being the Company s unissued ordinary
       share capital; Authority expires at the end
       of 5 years; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and subject to the passing
       of Resolution 8 and pursuant to Section 95
       of the Companies Act 1985 the Act, to allot
       equity securities Section 94(2) of the Act,
       for cash pursuant to the authority conferred
       by Resolution 8, disapplying the statutory
       pre-emption rights Section 89(1) of the Act,
       provided that this power is limited to the
       allotment of equity securities: i) up to an
       aggregate nominal amount of GBP 3,377,819 5%
       of the nominal value of the Company s issued
       share capital; ii) in connection with a rights
       issue in favor of ordinary shareholders; Authority
       expires at the end of 5 years; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; the
       power conferred on the Directors by this resolution
       shall also apply to a sale of treasury shares,
       which is allotment of equity securities by
       virtue of Section 93 (3A) of the Act

S.10   Authorize the Company to make purchases of its            Mgmt          For                            For
       own shares

S.11   Adopt the Company s new Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALL TRUST (FORMERLY SINGMALL PROPERTY TRUST)                                         Agenda Number:  701027319
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1100L160
    Meeting Type:  EGM
    Meeting Date:  13-Jul-2006
          Ticker:
            ISIN:  SG1M51904654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve, the acquisition of Raffles City  as              Mgmt          No vote
       specified, issued by CapitaMall Trust Management
       Limited, as Manager of CMT  the CMT Manager
       , to unitholders of CMT  the Circular   from
       Tincel Properties  Private  Limited  TPPL
       for an aggregate consideration of SGD 2,166.0
       million  the Acquisition , on the terms and
       conditions as specified, made between HSBC
       Institutional Trust Services  Singapore  Limited,
       as trustee of CCT  the CCT Trustee  and TPPL,
       such acquisition to be made through a joint
       ownership vehicle to be owned with CapitCommercial
       Trust  CCT  with CMT holding an interest of
       40.0% and CCT holding an interest of 60.0%
       and for payment of all fees and expenses relating
       to the Acquisition  as described in the Circular
       ; and the accompanying amendment to the trust
       deed dated 29 OCT 2001 constituting CMT  as
       amended   the Trust Deed  for the purpose of
       fixing common basis of fees payable to the
       CMT Manager and CapitaCommercial Trust Management
       Limited, as Manager of CCT  the CCT Manager
       , in respect of Raffles City  the RCS Management
       Fee Supplement  and authorize the CMT Manager,
       any Director of the CMT Manager  Director
       and the CMT Trustee to complete and do all
       such acts and things  including executing all
       such documents as may be required  as the CMT
       Manager, such Director or  as the case may
       be  the CMT Trustee may consider expedient
       or necessary or in the interests of CMT to
       give effect to the Acquisition and the RCS
       Management Fee Supplement

E.2    Approve, subject to passing of Resolution E.1             Mgmt          No vote
       the issue of new units in CMT  New Units  so
       as to raise gross proceeds up to an aggregate
       of SGD 420.0 Million  the Equity Fund Raising
       in the manner as specified and authorize the
       CMT Manager or any Director and the CMT Trustee
       to complete and do all such acts and things
       including executing all such documents ad
       may be required  as the CMT Manager, such Director
       or  as the case may be  the CMT Trustee may
       consider expedient or necessary or in the interests
       of CMT to give effect to the Equity Fund Raising

3.     Approve, subject to and contingent upon the               Mgmt          No vote
       passing of Resolution E.1 and Resolution E.2
       the placement of up to such number of new units
       under the private placement trenche as a part
       of the Equity Fund Raising to CapitaLand Limited
       and its subsidiaries  the CapitaLand Group
       as would be required to maintain its pre-placement
       unitholdings, in percentage terms; and authorize
       the CMT Manager, any Director and the CMT Trustee
       to complete and do all such acts and things
       including executing all such documents as
       may be required  as the CMT Manager, such Director
       or  as the case may be  the CMT Trustee may
       consider expedient or necessary or in the interests
       of CMT to give effect to such placement of
       New Units to the CapitaLand Group

4.     Approve, subject to and contingent upon the               Mgmt          No vote
       passing of Resolution E.1 and Resolution E.2
       the placement of up to such number of new units
       under the private placement trenche of the
       equity fund raising to the Director and their
       immediate family Members who hold Units, as
       would be required to maintain their pre-placement
       unitholdings, in percentage terms and authorize
       the CMT Manager, any Director and the CMT Trustee
       to complete and do all such acts and things
       including executing all such documents as
       may be required  as the CMT Manager, such Director
       or  as the case may be  the CMT Trustee may
       consider expedient or necessary or in the interests
       of CMT to give effect to such placement of
       New Units to the Directors

E.5    Approve for the purpose of Clause 37(A) of the            Mgmt          No vote
       Trust Deed for the proposed amendment to the
       Trust Deed for the purpose of allowing the
       CMT Manager to update its fee structure in
       the manner as described in the circular and
       authorize the CMT Manager, any Director and
       the CMT Trustee to complete and do all such
       acts and things  including executing all such
       documents as any be required  as the CMT Manager,
       such Director or  as the case may be  the CMT
       Trustee may consider expedient or necessary
       or in the interests of CMT to give effect to
       such amendments to the Trust Deed relating
       to the fees payable to the CMT Manager




--------------------------------------------------------------------------------------------------------------------------
 CEDAR SHOPPING CENTERS, INC.                                                                Agenda Number:  932701279
--------------------------------------------------------------------------------------------------------------------------
        Security:  150602209
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2007
          Ticker:  CDR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES J. BURNS                                            Mgmt          For                            For
       RICHARD HOMBURG                                           Mgmt          For                            For
       PAUL G. KIRK, JR.                                         Mgmt          For                            For
       EVERETT B. MILLER, III                                    Mgmt          For                            For
       LEO S. ULLMAN                                             Mgmt          For                            For
       BRENDA J. WALKER                                          Mgmt          For                            For
       ROGER M. WIDMANN                                          Mgmt          For                            For

02     TO AMEND THE ARTICLES OF INCORPORATION TO INCREASE        Mgmt          Against                        Against
       AUTHORIZED COMMON STOCK AND PREFERRED STOCK.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2007.




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701101305
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  05-Dec-2006
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to the passing of Resolution             Mgmt          For                            For
       S.4, pursuant to Clause 31.1 of the Trust Deed
       constituting Champion REIT dated 26 APR 2006
       the  Trust Deed ) entered into between Eagle
       Asset Management  CP  Limited, as the Manager
       the  Manager   of Champion REIT, and HSBC
       Institutional Trust Services  Asia  Limited,
       as Trustee of Champion REIT  the  Trustee
       , to delete the Clauses 7.2.2 and 7.2.3 of
       the Trust Deed and replace with the new text
       as specified and pursuant to Clause 31.1 of
       the Trust Deed delete Clause 7.2.4 of the Trust
       Deed in its entirety and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 7.2.2, 7.2.3 and 7.2.4
       of the Trust Deed

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Schedule 1 to the Trust Deed by inserting
       the new Paragraph as specified immediately
       after Paragraph 3.7 of Schedule 1 to the Trust
       Deed; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things  including executing all such documents
       as may be required  as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to the above amendment in relation to
       Schedule 1 to the Trust Deed

S.3    Amend, subject to the passing of resolution               Mgmt          Against                        Against
       S.1, pursuant to Clause 31.1 of the Trust Deed,
       Clause 7.1.6 of the Trust Deed by deleting
       in its entirety and replacing with the new
       text as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.1.6 of the Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of  Code  in Clause 1.1
       of the Trust Deed by deleting in its entirety
       and replacing with the new text as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       including executing all such documents as
       may be required  as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to the above amendments in relation
       to Clause 1.1 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701119388
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  03-Jan-2007
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition by Champion REIT through        Mgmt          For                            For
       Elegant Wealth Limited, a Company indirectly
       wholly-owned and controlled by HSBC Institutional
       Trust Services Asia Limited, in its capacity
       as Trustee of Champion REIT the Trustee,
       of the whole of the 34th, 36th and 37th Floors
       of Citibank Tower and private carparking spaces
       Nos. 39, 40 and 41 on the second basement of
       Citibank Plaza, located at 3 Garden Road, Central,
       Hong Kong the New Property as specified and
       on the terms and conditions set out in the
       Conditional Sale and Purchase Agreement dated
       11 DEC 2006 Agreement, and entered into by
       Elegant Wealth Limited, Fair Page Limited the
       Vendor, Kerry Properties Limited as the Guarantor
       of the Vendor, and the Trustee as the Guarantor
       of Elegant Wealth Limited, and for payment
       of all fees and expenses relating to the acquisition
       of the New Property; and that Eagle Asset Management
       CP Limited, in its capacity as the Manager
       of Champion REIT the Manager, issue 50,880,000
       new units in Champion REIT the Consideration
       Units to the Vendor or its nominated person
       at HKD 5.10 per unit as partial payment of
       the consideration for the acquisition of the
       new property on the terms and conditions as
       specified; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things including executing all such documents
       as may be required as the Manager, such Director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to each of the Acquisition and the issue
       of Consideration Units in connection with the
       Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701220737
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  AGM
    Meeting Date:  14-May-2007
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Mgmt          For                            For
       Champion REIT together with the Auditor s report
       for the period from 26 APR 2006 date of establishment
       of Champion REIT to 31 DEC 2006

2.     Approve the payment of distribution for the               Mgmt          For                            For
       period ended 31 DEC 2006

3.     Appoint the Auditors of Champion REIT and approve         Mgmt          For                            For
       the fixing of their remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHINESE ESTATES HOLDINGS LTD                                                                Agenda Number:  701212754
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108M176
    Meeting Type:  AGM
    Meeting Date:  15-May-2007
          Ticker:
            ISIN:  BMG2108M1762
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements,             Mgmt          For                            For
       Directors  report and the Auditors  report
       for the YE 31 DEC 2006

2.     Approve a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.A    Re-elect Mr. Lau, Ming-Wai as a Director                  Mgmt          For                            For

3.B    Re-elect Mr. Cheng, Kwee as a Director                    Mgmt          For                            For

3.C    Authorize the Directors to fix their remuneration         Mgmt          For                            For
       of the Auditors

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix the remuneration of the Auditors

5.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       issued shares of HKD 0.10 each in the capital
       of the Company during the relevant period,
       subject to and in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited as amended from time to
       time, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       on the date of this resolution; Authority
       expires the earlier of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by law and/or the Company s Bye-laws
       to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue or deal with additional shares in the
       capital of the Company, and to make or grant
       offers, agreements, options and rights of exchange
       or conversion during and after the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company on the date of this resolution;
       otherwise than pursuant to i) a rights issue;
       or ii) the share option scheme of the Company;
       or iii) any scrip dividend or similar arrangement
       and to issue, allot and deal with additional
       shares not exceeding 5% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing this resolution
       in connection with any excercise of rights
       of the bondholders of the Convertible Bonds
       to convert the bonds to shares

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6 as specified, to extend the general
       mandate granted to the Directors of the Company,
       pursuant to Resolution 6 as specified, by an
       amount representing the aggregate nominal amount
       of the share capital of the Company purchased
       by the Company pursuant to Resolution No. 5
       as specified, provided that such amount does
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       on the date of this resolution

S.8    Amend the Bye-Laws 101(A) (vii), 111 and 117              Mgmt          For                            For
       and its marginal note of the Bye-laws of the
       Company as specified




--------------------------------------------------------------------------------------------------------------------------
 COLONIAL PROPERTIES TRUST                                                                   Agenda Number:  932647805
--------------------------------------------------------------------------------------------------------------------------
        Security:  195872106
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2007
          Ticker:  CLP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WESTON M. ANDRESS                                         Mgmt          For                            For
       CARL F. BAILEY                                            Mgmt          For                            For
       M. MILLER GORRIE                                          Mgmt          For                            For
       WILLIAM M. JOHNSON                                        Mgmt          For                            For
       GLADE M. KNIGHT                                           Mgmt          For                            For
       JAMES K. LOWDER                                           Mgmt          For                            For
       THOMAS H. LOWDER                                          Mgmt          For                            For
       HERBERT A. MEISLER                                        Mgmt          For                            For
       CLAUDE B. NIELSEN                                         Mgmt          For                            For
       HAROLD W. RIPPS                                           Mgmt          For                            For
       DONALD T. SENTERFITT                                      Mgmt          For                            For
       JOHN W. SPIEGEL                                           Mgmt          For                            For
       C.R. THOMPSON, III                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701199223
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 16 APR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Receive the report of the Management Board on             Non-Voting    No vote
       the 2006 FY

3.     Adopt the financial statements for the 2006               Mgmt          For                            For
       FY

4.     Adopt the dividend for 2006 FY                            Mgmt          For                            For

5.     Grant discharge the Management Board for the              Mgmt          For                            For
       2006 FY

6.     Grant discharge the Supervisory Board for the             Mgmt          For                            For
       2006 FY

7.     Amend the remuneration of the Supervisory Board           Mgmt          For                            For

8.     Announcement of the intended appointment of               Non-Voting    No vote
       Mr. J.G. Haars as a Member of the Management
       Board

9.     Any other business                                        Non-Voting    No vote

10.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. PLEASE ALSO NOTE THE NEW
       CUT-OFF IS 13 APR 2007. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAWNAY DAY TREVERIA PLC, ISLE OF MAN                                                        Agenda Number:  701103563
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759M103
    Meeting Type:  EGM
    Meeting Date:  29-Nov-2006
          Ticker:
            ISIN:  GB00B0RFL714
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, to increase the authorized share capital         Mgmt          No vote
       of the Company from EUR 6,500,000 to EUR 15,000,000
       by the creation of 850,000,000 new ordinary
       shares to rank pari passu with the existing
       issued ordinary share capital of the Company;
       alter the Memorandum of Association by deleting
       the existing Clause numbered 4 and the substitution
       therefore of the following Clause to be numbered
       4: the share capital of the Company is EUR
       15,000,000 divided into 1,500,000,000 ordinary
       shares of EUR 0.01 each; authorize the Director,
       in accordance with the Article 10 of the Articles
       to exercise all the powers of the Company to
       allot ordinary shares up to an aggregate nominal
       value equal to the authorized but unissued
       share capital of the Company, Authority expires
       at the conclusion of the next AGM; and the
       Company may make an offer or enter into an
       agreement which would or might required ordinary
       shares to be allotted after this authority
       expires; authorize the Company, to make market
       purchases Section 13 of the Companies Act
       1992 of ordinary shares in the capital of
       the company up to 150,000,000 representing
       10% of the nominal share capital of the Company
       immediately following the increase in share
       capital as specified, at a minimum price that
       may be paid for each ordinary shares is EUR
       0.01 nominal value; and not more than 105%
       above the average of the mid-market quotation
       for an ordinary share as derived from the London
       Stock Exchange AIM Supplement to the Daily
       Official List, over the previous 5 business
       days; Authority expires at the conclusion
       of the next AGM of the Company; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 DAWNAY DAY TREVERIA PLC, ISLE OF MAN                                                        Agenda Number:  701231425
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759M103
    Meeting Type:  AGM
    Meeting Date:  22-May-2007
          Ticker:
            ISIN:  GB00B0RFL714
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve to declare, upon the recommendation               Mgmt          For                            For
       of the Directors of the Company, a final dividend
       of EUR 0.025 per ordinary share in respect
       of the period ended 31 DEC 2006 payable on
       25 MAY 2007 to those shareholders registered
       at the close of business on 18 APR 2007 at
       11.00 AM

O.2    Approve and adopt the audited accounts of the             Mgmt          For                            For
       Company for the period ended 31 DEC 2006 and
       the reports of the Directors and the Auditors
       and any other document required

O.3    Re-appoint Mr. Christopher Lovell as a Director           Mgmt          For                            For
       of the Company

O.4    Re-appoint Ernst & Young LLC, Douglas, Isle               Mgmt          For                            For
       of Man as the Auditors of the Company and authorize
       the Directors to determine their remuneration

S.1    Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 13 of the Companies Act 1992 of ordinary
       shares in the capital of the Company, up to
       71,225,742 ordinary shares representing 10%
       of the issued share capital of the Company
       at the time of the AGM, at a minimum price
       that may be paid for each ordinary share GBP
       0.01 nominal value equal to the nominal value,
       the maximum price paid for such shares equal
       to 105% above the average mid-market quotation
       for an ordinary share as derived from the London
       Stock Exchange Daily Official List, for 5 business
       days; Authority expires at the conclusion
       of the next AGM of the Company; the Company
       may make a contract to acquire its ordinary
       shares under the authority conferred prior
       to the expiry of such authority which will
       or may be executed wholly or partly such authority
       and may purchase its ordinary shares in pursuance
       of any such contract

S.2    Authorize the Directors, for the purposes of              Mgmt          Against                        Against
       Article 10 of the Articles of Association,
       to allot ordinary shares up to an aggregate
       nominal value equal to the authorized but unissued
       share capital of the Company; Authority expires
       at the conclusion of next AGM of the Company;
       Company to make an offer or enter into an agreement
       which would or might require ordinary shares
       to be allotted after this authority expires




--------------------------------------------------------------------------------------------------------------------------
 DB RREEF TRUST                                                                              Agenda Number:  701070562
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q31265103
    Meeting Type:  AGM
    Meeting Date:  08-Nov-2006
          Ticker:
            ISIN:  AU000000DRT1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors  report, financial statements       Non-Voting    No vote
       and Independent Auditor s report for the FYE
       30 JUN 2006

1.     Elect Mr. Christopher T. Beare as an Independent          Mgmt          For                            For
       Director

2.     Adopt remuneration report for the YE 30 JUN               Mgmt          For                            For
       2006




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701030570
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2006
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS  20 JUL 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2005 FY with the report
       on the Company's situation, the report of the
       Supervisory Board, the Group financial statements
       and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 35,000,000 as follows: payment
       of a dividend of EUR 8.75 per no-par share;
       Ex-dividend and payable date: 11 AUG 2006

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the abbreviated           Mgmt          For                            For
       FY from 01 JAN 2006 to 30 JUN 2006: KPMG Deutsche
       Treuhand-Gesellschaft AG, Frankfurt

6.     Resolution on the change of the FY: the FY being          Mgmt          For                            For
       changed to correspond to the calendar year,
       the period from 01 JUL 2006 to 31 DEC 2006
       being an abbreviated FY

7.     Appointment of the Auditors for the abbreviated           Mgmt          For                            For
       FY from 01 JUL 2006 to 31 DEC 2006: Ernst +
       Young AG, Frankfurt

8.     Elections to the Supervisory Board                        Mgmt          For                            For

9.     Resolution on the remuneration for the Members            Mgmt          For                            For
       of the Supervisory Board for the 2005 FY, the
       Members of the Supervisory Board shall receive
       the remuneration determined by the shareholders
       meeting 2001, for the abbreviated FY from 01
       JAN 2006 to 30 JUN 2006, the Members of the
       Supervisory Board shall receive half of the
       remuneration determined by the shareholders
       meeting 2001

10.    Resolution on the future remuneration for Members         Mgmt          For                            For
       of the Supervisory Board and the corresponding
       amendment to the Articles of Association, each
       Member of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 10,000,
       the Chairman shall receive twice, the Deputy
       Chairman one and a half times, this amount

11.    Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a stock split, and the corresponding
       amendments to the Articles of Association,
       the share capital of EUR 10,225,837.62 shall
       be increased by EUR 9,774,162.38 to EUR 20,000,000
       through the conversion of capital reserves
       of EUR 9,774,162.38 without the issue of new
       shares; the Company's share capital of EUR
       20,000,000 divided into 4,000,000 no-par shares
       shall then be redenominated by way of a 5-for-1
       stock split into 20,000,000 no-par shares with
       a theoretical par value of EUR 1 each

12.    Resolution on the creation of authorized capital          Mgmt          Against                        Against
       and the corresponding amendment to the Articles
       of Association: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 10,000,000 through
       the issue of up to 10,000,000 new bearer no-par
       shares against payment in cash or kind, on
       or before 09 AUG 2011, shareholders shall be
       granted subscription rights except for a capital
       increase of up to 10% of the Company's share
       capital against payment in cash if the new
       shares are issued at a price not materially
       below their market price, for a capital increase
       against payment in kind in connection with
       acquisitions, for the granting of such rights
       to bondholders or holder of profit-sharing
       rights, and for residual amount

13.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       or warrant bonds or profit-sharing rights,
       the creation of contingent capital, and the
       corresponding amendment to the Articles of
       Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds or profit-sharing
       rights of up to EUR 500,000,000, having a term
       of up to 20 years and conferring convertible
       and/or option rights for new shares of the
       Company, on or before 09 AUG 2011 shareholders
       shall be granted subscription rights except
       for the issue of bonds or profit-sharing rights
       conferring convertible or option rights or
       profit-sharing rights for shares of the Company
       of up to 10 pct of its share capital if such
       bonds or profit-sharing rights are issued at
       a price not materially below their theoretical
       market value, for residual amounts, for the
       granting of such rights to other bondholders,
       and for the issue of bonds or profit-sharing
       rights against payment in kind the Company's
       share capital shall be increased accordingly
       by up to EUR 10,000,000 through the issue of
       up to 10,000,000 new bearer no-par shares,
       insofar as convertible and/or option rights
       are exercised

14.    Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire up to 2,000,000
       own shares, at prices neither more than 10%
       above, nor more than 20% below, the market
       price of the shares, on or before 09 FEB 2008;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying convertible
       or option rights, and to retire the shares

15.    Approval of the control transfer agreement with           Mgmt          For                            For
       the Company's wholly-owned subsidiary Rhein-Pfalz
       Wohnen GmbH, effective upon its entry into
       the commercial register of Rhein-Pfalz Wohnen
       GmbH

16.    Amendments to the Articles of Association in              Mgmt          For                            For
       connection with the Law on Company Integrity
       and the Modernization of the Right to Set Aside
       Resolutions  UMAG  as follows: Section 10(3),
       regarding the audiovisual transmission of the
       shareholders meeting; Section 10(4), regarding
       shareholders meeting being convened at least
       30 days before the shareholder deadline for
       registering to attend the meeting; Section
       10(5)-(8), regarding holders of registered
       shares being obliged to have their name entered
       in the Company's share register and to register
       with the Company at least 7 days prior to the
       meeting if they want to attend the shareholders
       meeting and shareholders of ordinary shares
       being obliged to register with the company
       at least seven days prior to the meeting date
       and registration including proof of shareholding
       as per the statutory record date Section 10(3)-(10),
       regarding the Chairman of the shareholders
       meeting being authorized to limit the time
       for questions and answers at shareholders'
       meetings




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701090728
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  OGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 NOV 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the abbreviated 2006 FY with
       the report of the Supervisory Board, the Group
       financial statements and the Group annual report

2.     Resolution on the appropriation of the dis-tributable     Mgmt          For                            For
       profit of EUR 17,600,000 as follows: payment
       of a dividend of EUR 0.88 per no-par share
       ex-dividend and payable date: 08 DEC 2006

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Group financial statements being
       treated analogously to the Company financial
       statements




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701248432
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2007
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 31 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the abbrev. FY from 01 JUL
       2006 to 31 DEC 2006 with the report of the
       Supervisory Board, the Group financial statements
       and Group annual report, and the report pursuant
       to Sections 289(4) and 315(4) of the German
       Commercial Code payment of a dividend of EUR
       0.88 per no-par share ex-dividend and payable
       date: 22 JUN 2007

2.     Resolution on the appropriation of the distribute         Mgmt          For                            For
       profit of EUR 17,600,000 as follows: payment
       of a dividend of EUR 0.88 per no-par share
       ex-dividend and payable date: 22 JUN 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of Auditors for the 2007 FY Ernst             Mgmt          For                            For
       + Young AG, Eschborn

6.     Renewal of the Authorize to acquire own shares            Mgmt          For                            For
       the Company shall be authorize to acquire own
       shares of up to 10% of its share capital, at
       prices not deviating more than 20% from the
       Market price of the shares, on or before 20
       DEC 2008 the Board of Managing Directors authorize
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares for mergers and acquisitions
       or for satisfying convey or option rights,
       and to retire the shares

7.     Amendments to the Article of Association including        Mgmt          For                            For
       an adjustment in accordance with the New Transparency
       Directive Implementation Law   [TUG] in respect
       of the Company being authorize to transmit
       information of the Company to the shareholders
       by electronic means




--------------------------------------------------------------------------------------------------------------------------
 DUNDEE REAL ESTATE INVESTMENT TRUST                                                         Agenda Number:  932674117
--------------------------------------------------------------------------------------------------------------------------
        Security:  265270108
    Meeting Type:  Annual
    Meeting Date:  03-May-2007
          Ticker:  DUNTF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF TRUSTEES FOR ALL OF THE NOMINEES              Mgmt          For                            For
       FOR TRUSTEES OF THE TRUST NAMED IN THE CIRCULAR.

02     APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS              Mgmt          For                            For
       THE AUDITOR OF THE TRUST AND ITS SUBSIDIARIES
       AND AUTHORIZING THE TRUSTEES OF THE TRUST TO
       FIX THE REMUNERATION OF THE AUDITOR.

03     APPROVAL OF A RESOLUTION OF UNITHOLDERS TO INCREASE       Mgmt          Against                        Against
       THE NUMBER OF DEFERRED TRUST UNITS AND INCOME
       DEFERRED TRUST UNITS THAT MAY BE GRANTED UNDER
       THE PLAN AND TO MODIFY THE GENERAL AMENDMENT
       PROVISION OF THE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 ENTERTAINMENT PROPERTIES TRUST                                                              Agenda Number:  932674484
--------------------------------------------------------------------------------------------------------------------------
        Security:  29380T105
    Meeting Type:  Annual
    Meeting Date:  09-May-2007
          Ticker:  EPR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BARRETT BRADY                                             Mgmt          For                            For

02     PROPOSAL TO APPROVE THE COMPANY S 2007 EQUITY             Mgmt          For                            For
       INCENTIVE PLAN.

03     PROPOSAL TO APPROVE THE COMPANY S ANNUAL PERFORMANCE-BASEDMgmt          For                            For
       INCENTIVE PLAN.

04     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 EUROCASTLE INVESTMENTS LTD, GUERNSEY                                                        Agenda Number:  701247668
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3222A106
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2007
          Ticker:
            ISIN:  GB00B01C5N27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the profit and loss account           Mgmt          Against                        Against
       and balance sheet of the Company and the reports
       of the Directors and the Auditors thereon for
       the YE 31 DEC 2006

2.     Re-elect Mr. Wesley R. Edens as a Director                Mgmt          For                            For

3.     Re-elect Mr. Paolo Giorgio Bassi as a Director            Mgmt          For                            For

4.     Re-appoint Ernst & Young LLP, I More London               Mgmt          For                            For
       Place, London, SE1 2AF, United Kingdom as the
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701066551
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  MIX
    Meeting Date:  23-Oct-2006
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

O.1    Receive the Executive Committee s report, acknowledging   Mgmt          For                            For
       that, after the dividend decided by the shareholders
       general meeting of 11 APR 2006 was paid; the
       balance of the  retained earnings  account
       amounts to EUR 45,506.42, decides to proceed
       with an extraordinary distribution of a dividend
       of EUR 2.00 per share, i.e. an overall dividend
       of EUR 34,753,864.00 withheld from the  retained
       earnings  account up to all the sums allocated
       to this account and up to EUR 34,708,357.58
       from the  additional paid-in capital  account;
       this dividend will be paid on 25 OCT 2006;
       said dividends will entitle to the 40% allowance
       provided by the French General Tax Code the
       amount of the dividends on self-held shares
       held by the Company shall be allocated to the
       retained earnings account

E.2    Receive the merger agreement between the Company          Mgmt          For                            For
       and the Company Bail Investissement Fonciere
       signed on 27 JUL 2006 providing for the contributions
       by Bail Investissement Fonciere of all its
       assets; with the corresponding taking-over
       of allits liabilities amounting to EUR 886,341,620.00,
       approve all the provisions of this merger agreement;
       the exchange ratio of 1 share in the Company
       2 Bail Investissement Fonciere shares and the
       way the merger premium is used; the merger
       of the Company Bail Investissement Fonciere
       by the Company shall be final at the closing
       of the present meeting

E.3    Approve to increase the Company s share capital           Mgmt          For                            For
       by EUR 33,321,903 by the creation of 11,107,301
       new shares of a par value of EUR 3.00 each;
       these new shares will be assimilated in all
       respects to the existing shares, will have
       the same rights and will bear the same charges;
       they will not grant entitlement to the dividend
       decided by the first resolution; the difference
       between the amount of the total net assets
       contributed of EUR 886,341,620.00 and the amount
       of the share capital increase of EUR 33,321,903.00,
       estimated at EUR 327,676,139.00, will be credited
       to a merger premium account; for an amount
       of EUR 525,343,578.00 moreover; the difference
       between the amount of the book net value of
       the Bail Investissement Fonciere shares held
       by the Company of EUR 403,918,003.00 and the
       quota of the net assets contributed by Bail
       Investissement Fonciere i.e. EUR 327,676,139.00,
       will form the capital loss on transferred shares
       and will be credited to the Companys balance
       sheet assets and allocated to the contributed
       property assets, for an amount of EUR 76,241,861.00

E.4    Authorize the Executive Committee to charge               Mgmt          For                            For
       the merger, the capital increase and the completion
       of the merger costs against the merger premium;
       to deduct from the merger premium the amounts
       necessary to fund the legal reserve

E.5    Amend, pursuant to the Resolution 3, Article              Mgmt          For                            For
       6 of the Bylaws as specified

E.6    Amend Articles 11(1), 11(2), 11(3), 12, 13,               Mgmt          For                            For
       14 and 15 of the Articles of the Bylaws

E.7    Acknowledge the resignation of Messrs. Hans               Mgmt          For                            For
       Joachin Kay, Pierre Dap, Christian Delaire,
       Jean Claude Halb and Pascal Duhamel as Members
       of the Supervisory Board

E.8    Appoint Mr. Julien Ruggieri as a Member of the            Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.9    Appoint Mr. Herve Semin as a Member of the Supervisory    Mgmt          Against                        Against
       Board for a 6 year period

E.10   Appoint Mr. Banque Populaire De Lorraine Champagne        Mgmt          Against                        Against
       as a Member of the Supervisory Board for a
       6 year period

E.11   Appoint Mr. Bertrand De Feydeau as a Member               Mgmt          Against                        Against
       of the Supervisory Board for a 6 year period

E.12   Appoint Mr. Pierre Latrobe as a Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.13   Appoint Mr. Olivier Plani as a Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.14   Appoint Mr. Francois Trausch as a Member of               Mgmt          Against                        Against
       the Supervisory Board for a 6 year period

E.15   Appoint Mr. Marc Henrion as a Member of the               Mgmt          Against                        Against
       Supervisory Board, for a 6 year period

E.16   Grants powers to the bearer of an original a              Mgmt          For                            For
       copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE.  IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS.  THANK YOU. PLEASE NOTE THAT
       THE NEW CUT-OFF IS 16 OCT 2006.




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701223959
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  EGM
    Meeting Date:  04-May-2007
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX. THANK YOU.                Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Amend the Articles No. 7 and No. 9 of the Bylaws          Mgmt          Against                        Against
       regarding the form of the shares and the rights
       and obligations pertaining to them

E.2    Approve to insert Article no. 9 B of the Bylaws           Mgmt          Against                        Against
       regarding the dividends paid to some shareholders

O.3    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       Auditors  general report and approve the Company
       s financial statements for the YE 31 DEC 2006,
       as presented and showing income of EUR 243,565,939.41;
       accordingly, the shareholders  meeting gives
       permanent discharge to the Managers for the
       performance of their duties during the said
       FY

O.4    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting, showing net
       consolidated profit of the group of EUR 576,200,000.00

O.5    Approve to decide to fund the legal reserve               Mgmt          For                            For
       by deducting up to EUR 17,264.70 from the additional
       paid-in capital in order to increase the amount
       of the legal reserve to EUR 8,562,534.60

O.6    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and that the income for the FY, increased
       by the retained earnings of EUR 3,000.00, of
       EUR 243,568,939.41, be appropriated as follows;
       (-) dividends: EUR 134,172,145.50, i.e., an
       ordinary dividend of EUR 4.70 per share, for
       the 28,547,265 shares of the Company , (-)
       the balance, EUR 109,396,793.91, to the reserves
       account, and decides; (-) to pay an exceptional
       dividend of EUR 24,104,487.50, i.e. EUR 7.50
       per share, for the 28,547,265 shares of the
       Company , deducted from the reserves account
       after the transfer to this account from the
       additional paid-in capital account, of EUR
       140,000,000.00, withdrawn from the merger premium
       in connection with the merger of bail investissement
       fonciere into the Company; the balance of the
       reserves account, after the payment of the
       exceptional dividend, will amount to EUR 35,292,306.41;
       if one of the resolutions numbered 20 to numbered
       30 is not approved, only the dividend of EUR
       4.70 per share will be paid; therefore, a total
       dividend of EUR 348,276,633.00 will be distributed,
       eligible for the 40% allowance, i.e., EUR 134,172,145.50,
       i.e., EUR 4.70 per share (ordinary dividend),
       EUR 214,104,487.50, i.e., EUR 7.50 per share
       (extraordinary dividend); the Shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities; the dividend
       will be paid, as from 07 MAY 2007; the dividend
       withdrawn from the profit of the Company that
       was not tax-deductible, in accordance with
       Article 208 C of the French general tax code,
       amounts to EUR 140,229,904.59

O.7    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreements entered into or carried out during
       the last FY

O.8    Authorize the Company to trade on its own shares          Mgmt          Against                        Against
       on the open market, subject to the conditions
       described below: maximum purchase price: EUR
       200.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 200,000,000.00;
       this authorization is given for an 18 month
       period, it supersedes the authorization granted
       by the ordinary and extraordinary Shareholders
       meeting of 11 APR 2006 in its resolution number
       6, the Shareholders  meeting delegates all
       powers to the Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities

O.9    Approve to award the total annual fees of EUR             Mgmt          For                            For
       200,000.00 to the Supervisory Board

O.10   Ratify the co-optation of Mr. Louis Blanc as              Mgmt          Against                        Against
       Member of the Supervisory Board, to replace
       Mr. Julien Ruggieri, for the remainder of Mr.
       Julien Ruggieri s term of office, i.e., until
       the OGM, which will deliberate upon the annual
       financial statements for FYE 31 DEC 2011

O.11   Appoint Mr. Charles Ruggieri as Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.12   Appoint the Company Batipart as Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.13   Appoint Mr. Philippe Vidal as Member of the               Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.14   Appoint the Company Predica as Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.15   Appoint the Company Generali VIE as Member of             Mgmt          Against                        Against
       the Supervisory Board for a 6-year period

O.16   Appoint the Company GMF VIE as Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.17   Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Vaquier as Member of the Supervisory Board
       for a 6-year period

O.18   Approve the resignation of the limited liabilities        Mgmt          For                            For
       Company Batsch Argili Et Associes as Statutory
       Auditor and appoint to replace it, the Group
       PIA represented by Mr. Benoit Gillet for a
       6-year period

O.19   Approves the resignation of Mr. Dominique                 Mgmt          For                            For

E.20   Approve the contribution in kind by Delfin to             Mgmt          Against                        Against
       the Company of shares of Beni Stabilli; the
       exchange ratio of 1 new share of the Company
       for 100 shares of Beni Stabilli and in consequence
       of the issuance and of allotment of shares
       to the Company Delfin, as remuneration of the
       contribution a; contribution premium; approval
       of the contribution a of its valuation and
       its remuneration

E.21   Approve the capital increase by issuance of               Mgmt          Against                        Against
       shares alloted to the Company Delfin, as remuneration
       of the contribution A, contribution premium

E.22   Approve the contribution in kind by Delfin to             Mgmt          Against                        Against
       the Company of shares of Beni Stabilli, at
       the end of the conversion in shares of convertible
       bonds in shares issued by Beni Stabilli; the
       exchange ratio of 1 new share of the Company
       for 100 shares Beni Stabilli, and in consequence
       of the issuance and of the allotment of shares
       to the Company Delfin, as remuneration of the
       contribution B; ascertainment of a contribution
       premium; in consequence, approval of the contribution
       B, of its valuation and its remuneration

E.23   Approve the capital increase by issuance of               Mgmt          Against                        Against
       shares alloted to the Company Delfin, as remuneration
       of the contribution B

E.24   Approve the ascertainment of the carrying out             Mgmt          Against                        Against
       of the contributions and of the capital increases
       covered by the previous resolutions; contribution
       premium; delegation to the Executive Board

E.25   Approve the modifications of the Article 6 of             Mgmt          Against                        Against
       the By Laws

E.26   Authorize the Executive Board in order to decide          Mgmt          Against                        Against
       the capital increase, in one or several times,
       by issuance of ordinary shares of the Company
       issued for the benefit of the shareholders
       of Beni Stabilli who will bring their shares
       to the exchange public offer launched by the
       Company

E.27   Approve the modification of the Article 11 of             Mgmt          Against                        Against
       the By-laws regarding the Executive Board

E.28   Approve the modification of the Articles 13               Mgmt          Against                        Against
       and 14 of the By-laws, regarding the Supervisory
       Board

E.29   Approve the modification of the Article 17 of             Mgmt          For                            For
       the By-laws, regarding general meetings, according
       to the Article 35 of the Decree dated 11 DEC
       2006 modifying the Article 136 of the Decree
       dated 23 MAR 1967

O.30   Acknowledge the resignation of De Mr. Marc Henrion,       Mgmt          For                            For
       Mr. Olivier Piani, Mr. Francois Tausch, Mr.
       Herve Semion and Mr. Louis Blanc as Members
       of Supervisory Board of the Company Mr. appoint
       as Member of the Supervisory Board

O.31   Appoint Mr. Leonardo Del Vecchio, the Company             Mgmt          Against                        Against
       Delfin , the Company Batipart participations,
       and the Company ISM as Members of the Supeprvisory
       Board

E.32   Authorize the Executive Board in order to decide          Mgmt          For                            For
       the capital increase in one or several times,
       by issuance, with maintenance of the shareholders
       preferential subscription right, of shares
       of the Company or investment securities entitling
       to the capital

E.33   Authorize the Executive Board, in order to increase       Mgmt          For                            For
       the number of securities to issue in case of
       capital increase with preferential subscription
       right decided according to E.32, at the same
       price as the one of the initial issuance

E.34   Authorize the Executive Board, in order to increase       Mgmt          For                            For
       the capital of the company, in one or several
       times, by incorporation of reserves, earning,
       premiums, to be carried out by the free of
       charge allotment of new shares of by raising
       the nominal value of the shares of the Company

E.35   Authorize the Executive Board to grant, in one            Mgmt          Against                        Against
       or several times, for the benefit of Members
       of staff and/or Managers of the Company and
       of related Companies, options to subscribe
       or options to buy ordinary shares of the Company

E.36   Authorize the Executive Board, in order to increase       Mgmt          Against                        Against
       the capital by issuance of shares or investment
       securities entitling to the capital of the
       Company, reserved for Members of a corporate
       savings plan of the Company and of related
       Companies; cancellation of the shareholders
       preferential subscription right

E.37   Authorize the Executive Board to carry out,               Mgmt          Against                        Against
       in one or several times, free of charge allotments
       of ordinary existing or to be issued shares
       of the Company; within the limit of 0.5% of
       the capital, for the benefit of Members of
       staff and/or social representatives or some
       categories of them; delegation of authority
       to the Executive Board in order to decide one
       or several capital increases (by incorporation
       of premiums, reserves, earnings or others)
       resulting from free of charge allotments issued
       by the Company

E.38   Grant powers to the Executive Board                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH S.A.                                                                                 Agenda Number:  701199172
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV09716
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 376355 DUE TO ADDITION OF A NEW SEDOL. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the reports of the Board of Directors             Mgmt          For                            For

2.     Approve the reports of the Auditor                        Mgmt          For                            For

3.     Approve the financial statements                          Mgmt          For                            For

4.     Approve the allocation of income                          Mgmt          For                            For

5.     Grant discharge to the Directors                          Mgmt          For                            For

6.     Approve the Share Repurchase Program                      Mgmt          For                            For

7.     Approve the remuneration of the Directors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GLIMCHER REALTY TRUST                                                                       Agenda Number:  932664368
--------------------------------------------------------------------------------------------------------------------------
        Security:  379302102
    Meeting Type:  Annual
    Meeting Date:  11-May-2007
          Ticker:  GRT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NILES C. OVERLY*                                          Mgmt          For                            For
       WILLIAM S. WILLIAMS*                                      Mgmt          For                            For
       DAVID M. ARONOWITZ**                                      Mgmt          For                            For

03     APPROVAL OF THE FOLLOWING MATTERS WITH RESPECT            Mgmt          For                            For
       TO THE GLIMCHER REALTY TRUST 2004 INCENTIVE
       COMPENSATION PLAN, AS AMENDED, ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

04     RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN,           Mgmt          For                            For
       LLP AS GLIMCHER REALTY TRUST S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701183826
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors  report and financial               Non-Voting    No vote
       statements for the YE 31 DEC 2006 together
       with the Auditor s report

1.     Re-elect Ms. Anne McDonald as a Director of               Mgmt          For                            For
       the Company

2.     Re-elect Mr. Ian Martin as a Director of the              Mgmt          For                            For
       Company

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2006

4.     Approve the making of a loan to Mr. Nic Lyons             Mgmt          For                            For
       for the acquisition of GPT Securities by Mr.
       Lyons under the GPT Employee Long Term Incentive
       Scheme for all purposes under the Corporations
       Act

5.     Approve, effective from the close of the meeting,         Mgmt          For                            For
       the total amount that may be paid in aggregate
       and in any 1 year by the Company to the Non-Executive
       Directors as remuneration for services be increased
       by AUD 50,000 from AUD 1,450,000 to AUD 1,500,000




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701000452
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  06-Jul-2006
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       MAR 2006

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2006

3.     Approve the Directors  remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Toby Courtauld as a Director               Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. John Edgcumbe as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Mr. Timon Drakesmith as a Director             Mgmt          For                            For
       of the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

9.     Approve the amendments to the rules of the Great          Mgmt          For                            For
       Portland Estates plc Long-Term Incentive Plan
       LTP  as specified and the LTIP performance
       conditions as specified in respect to further
       grants under the LTIP

10.    Approve the rules of the Great Portland Estates           Mgmt          For                            For
       Share Matching Plan 2006  SMP  as specified
       and authorize the Directors to make such modifications
       to the SMP as they may consider appropriate
       to take account of the requirements of the
       UK Listing Authority and best practice and
       to adopt the plan as so modified and to do
       all such acts and things as they may consider
       appropriate to implement the SMP and establish
       further plans based on the SMP but modified
       to take account of local tax, exchange control
       or securities laws in overseas territories
       provided that any shares made available under
       such further plans are treated as counting
       against the limits on individual or overall
       participation in the SMP

11.    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Act, to exercise
       all the powers of the Company to allot and
       to make offers or agreements to allot relevant
       securities  Section 80(2) of the Act  up to
       an aggregate nominal value of GBP 6,792,446;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 05 OCT
       2007 ; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 and pursuant to Section 95
       of the Act, to allot equity securities  Section
       94 of the Act  for cash and allot equity securities
       Section 94(3A) of the Act  in either case,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act , provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue or other pre-emptive issue in favor of
       ordinary shareholders; and b) up to an aggregate
       nominal value of GBP 1,019,886;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 05 OCT 2007 ;
       and all previous authorities under Section
       95 of the Act shall cease to have effect and
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company s Articles of Association
       to make market purchases  Section 163(3) of
       the Act  of up to 24,460,967 ordinary shares,
       at a minimum price of 12 1/2p, being the nominal
       value of shares, in each case exclusive of
       expenses and the maximum price at which shares
       may be purchased shall not be more than the
       higher of an amount equal to 5% above the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days preceding
       the;  Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       on 05 OCT 2007 ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701105846
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  EGM
    Meeting Date:  13-Dec-2006
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including 01 JAN            Mgmt          For                            For
       2007, the Articles of Association by inserting
       of Article 3A of the Article of Assocation,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 H&R REAL ESTATE INVESTMENT TRUST                                                            Agenda Number:  932664003
--------------------------------------------------------------------------------------------------------------------------
        Security:  403925100
    Meeting Type:  Annual and Special
    Meeting Date:  18-May-2007
          Ticker:  HRREF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE ELECTION OF TRUSTEES;                                 Mgmt          For                            For

02     THE APPOINTMENT OF AUDITORS OF THE TRUST AND              Mgmt          For                            For
       THE AUTHORIZATION OF THE TRUSTEES TO FIX THE
       REMUNERATION OF THE AUDITORS;

03     THE RESOLUTION TO AUTHORIZE AN AMENDMENT TO               Mgmt          For                            For
       THE DEFINITION OF  DISTRIBUTABLE CASH  CONTAINED
       IN THE TRUST S 2006 AMENDED AND RESTATED DECLARATION
       OF TRUST (THE  DECLARATION OF TRUST ) DATED
       AS OF JUNE 23, 2006;

04     THE RESOLUTION TO CLARIFY THE MANNER OF CALCULATING       Mgmt          Against                        Against
       PAYMENTS OF DISTRIBUTABLE CASH AND PAYMENTS
       THEREOF IN UNITS IN CERTAIN CIRCUMSTANCES;

05     THE SPECIAL RESOLUTION TO PROVIDE A PROPERTY-SPECIFIC     Mgmt          For                            For
       EXCLUSION TO THE TRUST S OPERATING POLICY CONCERNING
       LIMITATION ON INDEBTEDNESS OF THE TRUST CONTAINED
       IN THE DECLARATION OF TRUST;

06     THE SPECIAL RESOLUTION TO CLARIFY THE DEFINITION          Mgmt          For                            For
       OF  INDEBTEDNESS  USED IN THE OPERATING POLICY
       CONCERNING SUCH LIMITATION ON INDEBTEDNESS.




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701080006
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  09-Nov-2006
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and Auditors for
       the YE 30 JUN 2006

2.     Declare the final dividend recommended by the             Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronald J. Arculli as a Director              Mgmt          For                            For

3.B    Re-elect Ms. Laura L. Y. Chen as a Director               Mgmt          Against                        Against

3.C    Re-elect Mr. P. W. Liu as a Director                      Mgmt          For                            For

3.D    Re-elect Mr. Nelson W. L. Yuen as a Director              Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors  fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their fee

S.5.A  Approve to redesignate each of the existing               Mgmt          For                            For
       ordinary share of HKD 1.00 in the capital of
       the Company  issued and unissued  as shares
       of HKD 1.00 each

S.5.B  Approve to redesignate the remaining 80,000               Mgmt          For                            For
       convertible cumulative preference shares of
       HKD 7,500.00 each in the capital of the Company
       Convertible Preference Shares  as shares of
       HKD 1.00 each; and Amend the authorized share
       capital of the Company of HKD 6,000,000,000.00
       comprising 5,400,000,000 shares of HKD 1.00
       each and 80,000 Convertible Preference Shares
       of HKD 7,500.00 each  to 6,000,000,000 shares
       of HKD 1.00 each

S.5.C  Amend Article 184 of the Articles of Association          Mgmt          For                            For
       of the Company as specified

6.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period  as specified , to purchase
       shares in the capital of the Company, the aggregate
       nominal amount of shares of the Company which
       may be purchased by the Company on The Stock
       Exchange of Hong Kong Limited  Stock Exchange
       or on any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission and The Stock Exchange under the
       Hong Kong Code on share repurchases pursuant
       to the approval shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; and  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM is to be held by
       Law

6.B    Authorize the Directors of the Company: pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance
       as specified in Resolution 6A(c) in the Notice
       of the Meeting  to allot, issue and deal with
       additional shares in the capital of the Company
       and to allot, issue or grant securities convertible
       into shares in the capital of the Company or
       options, warrants or similar rights to subscribe
       for any such shares or such convertible securities
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers; and the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted  whether
       pursuant to an option or otherwise  by the
       Directors of the Company pursuant to the approval
       above, otherwise than pursuant to: i) a rights
       issue; or ii) the exercise of rights or subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or iv) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: aa) 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution plus; bb) if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       as specified as Resolution 6C in the notice
       of the meeting, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, and the said approval shall be
       limited accordingly

6.C    Authorize the Directors of the Company to reissuance      Mgmt          Against                        Against
       of the repurchased shares

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE REIT, INC.                                                                      Agenda Number:  932658074
--------------------------------------------------------------------------------------------------------------------------
        Security:  42217K304
    Meeting Type:  Annual
    Meeting Date:  11-May-2007
          Ticker:  HCNPRD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF AN AMENDMENT TO THE COMPANY S SECOND          Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION TO INCREASE
       THE NUMBER OF AUTHORIZED SHARES OF PREFERRED
       STOCK FROM 25,000,000 TO 50,000,000.




--------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE REIT, INC.                                                                      Agenda Number:  932658074
--------------------------------------------------------------------------------------------------------------------------
        Security:  42217K502
    Meeting Type:  Annual
    Meeting Date:  11-May-2007
          Ticker:  HCNPRG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF AN AMENDMENT TO THE COMPANY S SECOND          Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION TO INCREASE
       THE NUMBER OF AUTHORIZED SHARES OF PREFERRED
       STOCK FROM 25,000,000 TO 50,000,000.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE REALTY TRUST INCORPORATED                                                        Agenda Number:  932662097
--------------------------------------------------------------------------------------------------------------------------
        Security:  421946104
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  HR
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARLIESE E. MOONEY                                        Mgmt          For                            For
       EDWIN B. MORRIS III                                       Mgmt          For                            For
       JOHN KNOX SINGLETON                                       Mgmt          For                            For

02     TO ACT ON A PROPOSED HEALTHCARE REALTY TRUST              Mgmt          For                            For
       INCORPORATED 2007 EMPLOYEES STOCK INCENTIVE
       PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF BDO SEIDMAN,        Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701089597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  12-Dec-2006
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors for the YE 30 JUN 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Alexander Au Siu Kee as a Director           Mgmt          For                            For

3.B    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          For                            For

3.C    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

3.D    Re-elect Mr. John Yip Ying Chee as a Director             Mgmt          For                            For

3.E    Re-elect Madam Fung Lee Woon King as a Director           Mgmt          For                            For

3.F    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

3.G    Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

3.H    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors  remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited  Stock
       Exchange  or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance  Chapter 32 of the
       Laws of Hong Kong  to be held

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options  including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company  during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance  Chapter 32 of the
       Laws of Hong Kong  to be held

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HOME PROPERTIES, INC.                                                                       Agenda Number:  932662249
--------------------------------------------------------------------------------------------------------------------------
        Security:  437306103
    Meeting Type:  Annual
    Meeting Date:  01-May-2007
          Ticker:  HME
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOSH E. FIDLER                                            Mgmt          Withheld                       Against
       ALAN L. GOSULE                                            Mgmt          For                            For
       LEONARD F. HELBIG, III                                    Mgmt          For                            For
       ROGER W. KOBER                                            Mgmt          For                            For
       NORMAN P. LEENHOUTS                                       Mgmt          For                            For
       NELSON B. LEENHOUTS                                       Mgmt          For                            For
       EDWARD J. PETTINELLA                                      Mgmt          For                            For
       CLIFFORD W. SMITH, JR.                                    Mgmt          For                            For
       PAUL L. SMITH                                             Mgmt          For                            For
       THOMAS S. SUMMER                                          Mgmt          For                            For
       AMY L. TAIT                                               Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2007.




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701213439
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor s Report for the
       YE 31 DEC 2006 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          Against                        Against

3.     Re-elect Lord Leach of Fairford as a Director             Mgmt          Against                        Against

4.     Re-elect Dr. Richard Lee as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Y. K. Pang as a Director                     Mgmt          Against                        Against

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          Against                        Against
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, (a),
       otherwise than pursuant to a Rights Issue subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any recognized regulatory
       body or any stock exchange in, any territory,
       or upon conversion of the USD 400,000,000 2.75%
       guaranteed convertible bonds convertible into
       fully-paid shares of the Company, not exceeding
       USD 76.5 million, the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash whether pursuant to an option or otherwise
       by the Directors ; Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       for the purposes of this resolution, to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to the said approval
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and said the approval shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this Resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put warrants or financial instruments
       having similar effect Put Warrants whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a rights
       issue as specified the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the 5 dealing days falling 1 day
       prior to the date of any public announcement
       by the Company of the proposed issue of put
       warrants; Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by Law to be held




--------------------------------------------------------------------------------------------------------------------------
 HOSPITALITY PROPERTIES TRUST                                                                Agenda Number:  932684714
--------------------------------------------------------------------------------------------------------------------------
        Security:  44106M102
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  HPT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       WILLIAM A. LAMKIN                                         Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO THE DECLARATION OF             Mgmt          Against                        Against
       TRUST THAT WILL CHANGE THE REQUIRED SHAREHOLDER
       VOTE FOR CERTAIN ACTIONS AND PROVIDE THAT THE
       REQUIRED SHAREHOLDER VOTE NECESSARY FOR THE
       ELECTION OF TRUSTEES OR TO TAKE CERTAIN OTHER
       ACTIONS SHALL BE SET IN THE BYLAWS.

03     TO APPROVE AMENDMENTS TO OUR DECLARATION OF               Mgmt          Against                        Against
       TRUST THAT WILL CHANGE THE REQUIRED SHAREHOLDER
       VOTE FOR CERTAIN AMENDMENTS TO THE DECLARATION
       OF TRUST OR FOR TERMINATION OF THE TRUST.

04     TO APPROVE AN AMENDMENT TO THE DECLARATION OF             Mgmt          Against                        Against
       TRUST THAT, SUBJECT TO AN EXPRESS PROVISION
       IN THE TERMS OF ANY CLASS OR SERIES OF SHARES
       OF BENEFICIAL INTEREST, WOULD AUTHORIZE THE
       BOARD TO DIVIDE OR COMBINE THE OUTSTANDING
       SHARES OF ANY CLASS OR SERIES OF SHARES OF
       BENEFICIAL INTEREST WITHOUT A SHAREHOLDER VOTE.

05     TO APPROVE AN AMENDMENT TO THE DECLARATION OF             Mgmt          Against                        Against
       TRUST TO PROVIDE THAT ANY SHAREHOLDER WHO VIOLATES
       THE DECLARATION OF TRUST OR BYLAWS WILL INDEMNIFY
       AND HOLD THE COMPANY HARMLESS FROM AND AGAINST
       ALL COSTS, EXPENSES, PENALTIES, FINES AND OTHER
       AMOUNTS, INCLUDING ATTORNEYS  AND OTHER PROFESSIONAL
       FEES, ALL AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.

06     TO APPROVE THE ADJOURNMENT OR POSTPONEMENT OF             Mgmt          Against                        Against
       THE MEETING, IF NECESSARY OR APPROPRIATE, TO
       SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT
       VOTES AT THE TIME OF THE MEETING TO ELECT A
       TRUSTEE AS PROPOSED IN ITEM 1 OR TO APPROVE
       ITEMS 2, 3, 4 OR 5.




--------------------------------------------------------------------------------------------------------------------------
 HRPT PROPERTIES TRUST                                                                       Agenda Number:  932682443
--------------------------------------------------------------------------------------------------------------------------
        Security:  40426W101
    Meeting Type:  Annual
    Meeting Date:  15-May-2007
          Ticker:  HRP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PATRICK F. DONELAN                                        Mgmt          Withheld                       Against

02     TO APPROVE AMENDMENTS TO THE DECLARATION OF               Mgmt          Against                        Against
       TRUST THAT WILL CHANGE THE REQUIRED SHAREHOLDER
       VOTE AND MANNER OF VOTING FOR CERTAIN ACTIONS
       AND PROVIDE THAT THE REQUIRED SHAREHOLDER VOTE
       NECESSARY FOR THE ELECTION OF TRUSTEES OR TO
       TAKE CERTAIN OTHER ACTIONS SHALL BE SET IN
       THE BYLAWS.

03     TO APPROVE AMENDMENTS TO THE DECLARATION OF               Mgmt          Against                        Against
       TRUST THAT WILL CHANGE THE REQUIRED SHAREHOLDER
       VOTE FOR CERTAIN AMENDMENTS TO THE DECLARATION
       OF TRUST, FOR CERTAIN BUSINESS COMBINATIONS
       OR FOR TERMINATION OF THE TRUST.

04     TO APPROVE AN AMENDMENT TO THE DECLARATION OF             Mgmt          Against                        Against
       TRUST THAT, SUBJECT TO AN EXPRESS PROVISION
       IN THE TERMS OF ANY CLASS OR SERIES OF SHARES
       OF BENEFICIAL INTEREST, WOULD AUTHORIZE THE
       BOARD TO DIVIDE OR COMBINE THE OUTSTANDING
       SHARES OF ANY CLASS OR SERIES OF SHARES OF
       BENEFICIAL INTEREST WITHOUT A SHAREHOLDER VOTE.

05     TO APPROVE AN AMENDMENT TO THE DECLARATION OF             Mgmt          Against                        Against
       TRUST TO PROVIDE THAT ANY SHAREHOLDER WHO VIOLATES
       THE DECLARATION OF TRUST OR BYLAWS, ALL AS
       MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

06     TO APPROVE AN AMENDMENT TO THE DECLARATION OF             Mgmt          For                            For
       TRUST THAT WOULD PERMIT ISSUANCE OF SECURITIES.

07     TO APPROVE THE ADJOURNMENT OR POSTPONEMENT OF             Mgmt          Against                        Against
       THE MEETING, IF NECESSARY OR APPROPRIATE, TO
       SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT
       VOTES AT THE TIME OF THE MEETING TO ELECT A
       TRUSTEE AS PROPOSED IN ITEM 1 OR TO APPROVE
       ITEMS 2, 3, 4, 5 OR 6.




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT COMPANY LIMITED                                                           Agenda Number:  701210368
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  08-May-2007
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2006 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend together with a scrip           Mgmt          For                            For
       alternative for the YE 31 DEC 2006

3.i    Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          Against                        Against
       a Director

3.ii   Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.iii  Re-elect Mr. Fa-kuang Hu as a Director                    Mgmt          Against                        Against

3.iv   Re-elect Mr. Anthony Hsien Pin Lee as a Director          Mgmt          Against                        Against

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to paragraph             Mgmt          Against                        Against
       as specified, a general mandate and unconditionally
       granted to the Directors to exercise during
       the Relevant Period all the powers of the Company
       to allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers; the mandate in paragraph (a) during
       the Relevant Period to make or grant offers,
       agreements, options and other securities which
       would or might require the exercise of such
       powers after the end of the relevant period;
       (c) the aggregate nominal value of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted whether pursuant to a share
       option or otherwise by the Directors pursuant
       to the mandate in paragraph, otherwise than
       pursuant to (i) Rights Issue, or (ii) any share
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       the eligible participants of shares or rights
       to acquire shares of the Company or (iii) any
       scrip dividend or similar arrangement pursuant
       to the Articles of Association of the Company
       from time to time, shall not exceed, where
       the shares are to be allotted wholly for cash,
       10%, and in any event 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution and the said mandate shall
       be limited accordingly Authority expiries
       earliest of the conclusion of the next AGM
       of the Company OR the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

6.     Authorize the Director, to exercise during the            Mgmt          For                            For
       Relevant Period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this Resolution, and the said mandate shall
       be limited accordingly Authority expiries
       earliest of the conclusion of the next AGM
       of the Company OR the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

7.     Approve the conditional upon the passing of               Mgmt          Against                        Against
       Resolutions 5 and 6 set out in the Notice convening
       this Meeting, the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to Resolution
       6 shall be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND                                                                         Agenda Number:  701072629
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2006
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2006 and an
       update of the activities post 30 JUN 2006

1.     Approve and ratify the issue of 40,178,572 units          Mgmt          For                            For
       at an issue price of AUD 2.24 on 06 APR 2006

2.     Approve and ratify the issue of 43,200,000 units          Mgmt          For                            For
       at an issued price of AUD 2.13 on 11 AUG 2006

S.3    Amend the Constitution of the Fund as specified           Mgmt          For                            For
       and authorize the Responsibility Entity to
       execute the deed poll and lodge it with the
       Australian Securities and Investments Commission




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701103044
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2006 and an
       update of the activities post 30 JUN 2006

1.     Approve the acquisition of 20% interest in the            Mgmt          For                            For
       ING Dutch Office Fund from ING Vastgoed Belegging
       BV, an ING Group related Company

2.     Approve the issue of 125,000,000 units to institutional   Mgmt          For                            For
       investors at an issue price to be determined




--------------------------------------------------------------------------------------------------------------------------
 ING PROPERTY TRUST                                                                          Agenda Number:  701051815
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4925D107
    Meeting Type:  AGM
    Meeting Date:  30-Aug-2006
          Ticker:
            ISIN:  NZPPZE0001S8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Amend Trust Deed by: (a) deleting Clause 28.2             Mgmt          For                            For
       and replacing it with specified Clause and
       renumbering the existing Clauses 28.3 to 28.6
       accordingly; (b) deleting Clause 28.7  meeting
       of class of unit holders ; (c) inserting the
       specified Schedule as a new Paragraph 14 as
       specified

E.2    Authorize the Trustee and the Manager to make             Mgmt          For                            For
       any amendments to the Trust Deed that they
       agree are necessary or desirable: a) due to
       the Trust being declared a portfolio investment
       entity pursuant to the taxation  annual rates,
       saving investments and miscellaneous provisions
       bill, as modified from time to time, after
       the final form of such bill is finalized is
       given royal assent, thereby becoming law, provided
       that the Trustee is of the opinion that the
       amendments are in the interests of all unit
       holders; or b) to ensure that after the adoption
       of New Zealand International Financial Reporting
       standards, any relevant provision of the Trust
       Deed continues to be interpreted as if the
       New Zealand International Financial Reporting
       Standards had not been adopted

       Approve the Managers advises that it has voluntarily      Non-Voting    No vote
       amended its constitution to provide unit holder
       with a right to participate in the selection
       and nomination of the Independent Directors
       of the Manager that are required under the
       NZSX Listing Rules;  that its Board of Directors
       has resolved that it will appoint an Auditor
       that is different to the Auditor of the Trust




--------------------------------------------------------------------------------------------------------------------------
 INLAND REAL ESTATE CORPORATION                                                              Agenda Number:  932717133
--------------------------------------------------------------------------------------------------------------------------
        Security:  457461200
    Meeting Type:  Annual
    Meeting Date:  20-Jun-2007
          Ticker:  IRC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROLAND W. BURRIS                                          Mgmt          For                            For
       THOMAS P. D'ARCY                                          Mgmt          For                            For
       DANIEL L. GOODWIN                                         Mgmt          Withheld                       Against
       JOEL G. HERTER                                            Mgmt          For                            For
       HEIDI N. LAWTON                                           Mgmt          For                            For
       THOMAS H. MCAULEY                                         Mgmt          For                            For
       THOMAS R. MCWILLIAMS                                      Mgmt          For                            For
       ROBERT D. PARKS                                           Mgmt          For                            For
       JOEL D. SIMMONS                                           Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT     Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
       YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 INVESTA PROPERTY GROUP, SYDNEY                                                              Agenda Number:  701067628
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4968M105
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2006
          Ticker:
            ISIN:  AU000000IPG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report and              Non-Voting    No vote
       the reports of the Directors and of the Auditor
       for the YE 30 JUN 2006

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

3.A    Re-elect Mr. Steve Crane as a Director of the             Mgmt          For                            For
       Company, who will retire at the close of the
       meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.B    Re-elect Mr. Graham Monk as a Director of the             Mgmt          For                            For
       Company, who will retire at the close of the
       meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.C    Re-elect the Honorable Robert Webster as a Director       Mgmt          For                            For
       of the Company, who will retire at the close
       of the meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.D    Elect Deborah Page AM as a Director of the Company,       Mgmt          For                            For
       who will retire at the close of the meeting
       in accordance with Rule 7.1.(e)(2) of the Company
       s Constitution




--------------------------------------------------------------------------------------------------------------------------
 ISTAR FINANCIAL INC.                                                                        Agenda Number:  932703754
--------------------------------------------------------------------------------------------------------------------------
        Security:  45031U101
    Meeting Type:  Annual
    Meeting Date:  30-May-2007
          Ticker:  SFI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAY SUGARMAN                                              Mgmt          For                            For
       GLENN R. AUGUST                                           Mgmt          For                            For
       ROBERT W. HOLMAN, JR.                                     Mgmt          For                            For
       ROBIN JOSEPHS                                             Mgmt          For                            For
       CARTER MCCLELLAND                                         Mgmt          For                            For
       JOHN G. MCDONALD                                          Mgmt          For                            For
       GEORGE R. PUSKAR                                          Mgmt          For                            For
       JEFFREY A. WEBER                                          Mgmt          For                            For

02     APPROVAL OF ADOPTION OF ISTAR FINANCIAL INC.              Mgmt          For                            For
       2007 INCENTIVE COMPENSATION PLAN.

03     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 ISTAR FINANCIAL INC.                                                                        Agenda Number:  932703754
--------------------------------------------------------------------------------------------------------------------------
        Security:  45031U408
    Meeting Type:  Annual
    Meeting Date:  30-May-2007
          Ticker:  SFIPRD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAY SUGARMAN                                              Mgmt          For                            For
       GLENN R. AUGUST                                           Mgmt          For                            For
       ROBERT W. HOLMAN, JR.                                     Mgmt          For                            For
       ROBIN JOSEPHS                                             Mgmt          For                            For
       CARTER MCCLELLAND                                         Mgmt          For                            For
       JOHN G. MCDONALD                                          Mgmt          For                            For
       GEORGE R. PUSKAR                                          Mgmt          For                            For
       JEFFREY A. WEBER                                          Mgmt          For                            For

02     APPROVAL OF ADOPTION OF ISTAR FINANCIAL INC.              Mgmt          For                            For
       2007 INCENTIVE COMPENSATION PLAN.

03     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701209529
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  24-May-2007
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 03 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 58,000,000 as follows: Payment
       of a dividend of EUR 0.50 per share ex-dividend
       and payable date: 25 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections to the Supervisory Board                        Mgmt          For                            For

6.     Authorization to issue convertible and/or warrant         Mgmt          For                            For
       bonds, the revision of the contingent capital,
       and the corresponding amendments to the Articles
       of Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bearer bonds of
       up to EUR 1,500,000,000, having a term of up
       to 20 years and conferring a conversion or
       option right for new shares of the company,
       on or before 23 MAY 2012; shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and in order to grant such rights
       to other bond holders; the share capital shall
       be increased accordingly by up to EUR 22,000,0
       00 through the issue of up to 22,000,000 new
       bearer shares, insofar as conversion or option
       rights are exercised; the other contingent
       capital shall be decreased to a total of EUR
       8,654,262

7.     Authorization to acquire own shares The company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 23 NOV 2008. The
       Board of MDs shall be authorized to dispose
       of the shares in a manner other than the stock
       exchange or a rights offering if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes or for the fulfillment of conversion
       or option rights, and to retire the shares

8.     Amendment to the Articles of Association in               Mgmt          For                            For
       accordance with the new Transparency Directive
       Implementation Law [TUG]; the Company shall
       be authorized to transmit information to shareholders
       by electronic means

9.     Appointment of Auditors for the 2007 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Dusseldorf




--------------------------------------------------------------------------------------------------------------------------
 KIWI INCOME PROPERTY TRUST                                                                  Agenda Number:  701043375
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q53422103
    Meeting Type:  AGM
    Meeting Date:  18-Aug-2006
          Ticker:
            ISIN:  NZKIPE0001S5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE AT
       ADP. THANK YOU

1.     Approve the updates on the Trust s activities             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS                                          Agenda Number:  701157047
--------------------------------------------------------------------------------------------------------------------------
        Security:  F5396X102
    Meeting Type:  AGM
    Meeting Date:  05-Apr-2007
          Ticker:
            ISIN:  FR0000121964
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

O.1    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors and
       approve the Company s financial statements
       for the YE 31 DEC 2006, as specified, showing
       income of EUR 198,465,415.77

O.2    Receive the reports of the Executive Committee,           Mgmt          For                            For
       the Supervisory Board and the Auditors and
       approve the consolidated financial statements
       for the said financial year, as specified,
       showing income of EUR 194,467,000.00

O.3    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225-86 of
       the French Commercial Code, and approve the
       said report and the agreements referred to
       therein

O.4    Receive the income for the FY be appropriated             Mgmt          For                            For
       as follows: income for the financial year:
       EUR 198,465,415.77 plus the retained earnings
       of EUR 250,893,577.06; forming a distributable
       income of EUR 449,358,992.83 dividends: EUR
       147,725,532.80; the balance to the retained
       earnings: EUR 301,633,460.03, the shareholders
       will receive a net dividend of EUR 3.20 per
       share; this dividend will be paid on 13 APR
       2007, the amount corresponding to self-detained
       shares on such date, as well as the amount
       to which shareholders would have renounced,
       shall be allocated to the retained earnings
       account

O.5    Appoint Mr. Dominique Hoenn as the Member of              Mgmt          For                            For
       the Supervisory Board for a 3-year period

O.6    Appoint Mr. Bertrand Defeydeau as the Member              Mgmt          For                            For
       of the Supervisory Board for a 3-year period

O.7    Appoint Mr. Vivien Levy-Garboua as the Member             Mgmt          For                            For
       of the Supervisory Board for a 3-year period

O.8    Authorize the Executive Committee to buy back             Mgmt          Against                        Against
       the Company s shares on the stock market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00 per share of a par
       value of EUR 4.00, maximum number of shares
       to be acquired: 10% of the share capital; maximum
       funds invested in the share buybacks: EUR 923,284,400.00;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital; Authority
       expires on 18-month period; it supersedes,
       for the fraction unused, the authorization
       granted by the shareholders  meeting of 07
       APR 2006 in its resolution No. 9; the shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.9    Grants all powers to the Executive Committee              Mgmt          For                            For
       to reduce the share capital, on 1 or more occasions,
       by canceling the shares held by the Company
       in connection with Stock Repurchase Plans,
       up to a maximum of 10% of the share capital
       over a 24-month period; Authority expires
       on 26-month period; the shareholders  meeting
       delegates all powers to the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes, for the fraction unused,
       any and all earlier delegations to the same
       effect

E.10   Approve the shareholders  meeting resolves to             Mgmt          For                            For
       increase the share capital of EUR 184,656,916.00
       split into 46,164,229 shares of EUR 4.00 each,
       fully paid in, from EUR 9,232,845.80 and to
       bring it in consequence to EUR 193,889,761.80;
       this increase is carried out by way of capitalizing
       EUR 9,232,845.80 deducted from the other reserves
       account it is carried out by raising the par
       value of Klepierre share from EUR 0.20 to EUR
       4.20; consequently, the shareholders  meeting
       decides to amend Article 6 of the By-Laws share
       capital as follows: the share capital is set
       at EUR 193,889,761.80 and is divided into 46,164,229
       shares, fully paid in; the shareholders  meeting
       delegates all powers to the Executive Committee
       take all necessary measures and accomplish
       all necessary formalities

E.11   Approve that the share capital is fully paid              Mgmt          For                            For
       in, resolves to split the Company share par
       value into 3 to bring it from EUR 4.20 to EUR
       1.40 and to multiply the number of shares by
       3, consequently it decides to amend Article
       6 of the By-Laws share capital as follows:
       the share capital is set at EUR 193,889,761.80
       and is divided into 138,492,687 shares and
       fully paid in; the shareholders  meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

E.12   Amend Articles No.7 form and transfer of shares         Mgmt          For                            For
       and No. 31 allocations of the profits-reserves
       of the By-Laws, in order to take into account
       the new tax provisions regarding the allocations
       of the Listed Real Investment Estate Company

E.13   Approve, subject to the prior of the Supervisory          Mgmt          For                            For
       Board, the shareholders  meeting delegates
       to the Executive Committee the necessary powers
       to increase the capital, on 1 or more occasions,
       in France or abroad, by a maximum nominal amount
       of EUR 60,000,000.00, by issuance, with preferred
       subscription rights maintained, of shares and,
       or securities giving right to the allocation
       of Debt Securities; the maximum nominal amount
       of Debt Securities which may be issued shall
       not exceed EUR 1,200,000,000.00; Authority
       expires on 26-month period; it supersedes
       as from to day, for the fraction unused, any
       and all earlier delegation to the same effect;
       the shareholders  meeting delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.14   Approve, subject to the prior approval of the             Mgmt          Against                        Against
       Supervisory Board, delegates the Executive
       Committee the necessary powers to increase
       the capital, on 1 or more occasions, in France
       or Abroad, by way of a public offering, by
       a maximum nominal amount of EUR 60,000,000.00,
       by issuance, with cancellation of the shareholders
       Preferred Subscription Right, of shares and,
       or securities giving access to the share capital
       and, or issuance of securities giving right
       to the allocation of Debt Securities; the maximum
       nominal amount of Debt Securities which may
       be issued shall not exceed EUR 1,200,000,000.00;
       Authority expires on 26-month period; it
       supersedes as from to day, for the fraction
       unused, any and all earlier delegation to the
       same effect; the shareholders  meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

E.15   Authorize the Executive Committee, subject to             Mgmt          Against                        Against
       the previous authorization of the Supervisory
       Board, within the limit of 10% of the share
       capital, in the event of a capital increase
       with cancellation of the preferred subscription
       rights, to set the price issue of the shares
       as determined by the shareholders  meeting;
       Authority expires on 26-month period

E.16   Approve, that the Executive Committee may decide          Mgmt          Against                        Against
       to increase the number of securities to be
       issued in the event of a capital increase with
       or without preferential subscription right
       of shareholders, in accordance with the realizations
       No.13 and 14, at the same price as the percentage
       limit of the initial issue; Authority expires
       on 26-month period

E.17   Approve, subject to the previous authorization            Mgmt          For                            For
       of the Supervisory Board, all powers to the
       Executive Committee to increase the share capital,
       without preferential subscription right, up
       to 10% of the share capital, in consideration
       for the contributions in kind granted to the
       Company and comprised of capital securities
       or securities giving access to share capital;
       Authority expires on 26-month period; it
       supersedes, for the fraction unused any and
       all earlier delegations to the same effect;
       the shareholders  meeting delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.18   Approve, subject to the previous authorization            Mgmt          For                            For
       of the Supervisory Board, the Executive Committee
       all powers in order to increase the share capital,
       in 1 or more occasions, to a maximum nominal
       amount of EUR 60,000,000.00, by way of capitalizing
       reserves, profits and additional paid-in capital,
       by issuing bonus shares or raising the par
       value of existing shares, or by a combination
       of these methods; Authority expires on 26-month
       period; it delegation of powers supersedes,
       for the fraction unused, any and all earlier
       delegations to the same effect; the shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.19   Authorize the Executive Committee, subject to             Mgmt          For                            For
       the previous authorization of the Supervisory
       Board, to increase the share capital, on 1
       or more occasions, in favour of the members
       of 1 or more Company Savings Plans; Authority
       expires on 26-month period and for a nominal
       amount that shall not exceed EUR 3,000,000.00;
       it supersedes, for the fraction unused, any
       and all earlier delegations to the same effect;
       the shareholders  meeting delegates all powers
       to the Executive Committee to take all necessary
       measures and accomplish all necessary formalities

E.20   Authorize the Executive Committee, subject to             Mgmt          Against                        Against
       the previous authorization of the Supervisory
       Board, to grant, for free, on 1 or more occasions,
       existing or future shares, in favour of the
       employees or the Corporate Officers of the
       Company and related Companies; they may not
       represent more than 0.5% of the share capital;
       Authority expires on 26-month period; it
       supersedes as from to day, for the fraction
       unused, any and all earlier delegation to the
       same effect; the shareholders  meeting delegates
       all powers to the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

E.21   Approve to decide the overall nominal amount              Mgmt          For                            For
       pertaining to the capital increase to be carried
       out with the use of the delegations given by
       Resolutions No. 13, 14, 15, 16, 17, 18 and
       19, shall not exceed EUR 70,000,000.00, the
       issues of debt securities giving access to
       the capital to be carried out with the use
       of the delegations given by Resolutions No.
       13, 15, 16 and 17, shall not exceed EUR 1,200,000,000.00

E.22   Grant full powers to the bearer of an original,           Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carryout all filings, publications and other
       formalities prescribed By Law




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC                                                                   Agenda Number:  701025480
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2006
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          No vote
       for the YE 31 MAR 2006, together with the report
       of the Auditors

2.     Approve to confirm the interim dividend paid              Mgmt          No vote
       in the year and authorize the payment of a
       final dividend for the year of 28.55p per share

3.     Approve the Directors  remuneration report for            Mgmt          No vote
       the YE 31 MAR 2006

4.     Re-appoint Mr. Martin Greenslade as a Director            Mgmt          No vote

5.     Re-elect Mr. Peter Birch as a Director                    Mgmt          No vote

6.     Re-elect Sir. Winfried Bischoff as a Director             Mgmt          No vote

7.     Re-elect Mr. David Rough as a Director                    Mgmt          No vote

8.     Re-elect Mr. Ian Ellis as a Director                      Mgmt          No vote

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          No vote
       Auditors of the Company for the ensuing year

10.    Authorize the Directors to determine the remuneration     Mgmt          No vote
       of the Auditors

11.    Authorize the Directors, in accordance with               Mgmt          No vote
       Section 80 of the Companies Act 1985, to allot
       relevant securities  Section 80(2)  up to an
       aggregate nominal amount of GBP 13,067,933;
       Authority expires the conclusion of the next
       AGM of the Company ; the Company may make an
       offer or agreement which would or might require
       the relevant securities to be allotted and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          No vote
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of that Act  for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights  Section 89(1)
       , provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,346,603;  Authority expires
       the conclusion of the next AGM of the Company
       ; the Company may make an offer or agreement
       which would or might require the equity securities
       to be allotted and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Authorize the Company to purchase its own ordinary        Mgmt          No vote
       shares by way of market purchase  Section 163(3)
       of the Companies Act 1985  of up 46,932,066
       ordinary shares of 10p, at a minimum price
       of 10p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2007
       or any adjournment thereof or 18 months ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T                                                          Agenda Number:  701107193
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2006
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first specified accounting
       period following the date of this resolution
       in respect of which the Company has given a
       valid notice under Section 109 of the Finance
       Act 2006, the Articles of Association by inserting
       the new Article 41A immediately following Article
       41 as specified




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T.                                                          Agenda Number:  701107876
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2006
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association by inserting            Mgmt          For                            For
       the text as specified as a new Article 131A
       following the Article 131




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T.                                                          Agenda Number:  701176035
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2007
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 17.25p per ordinary share

3.     Elect Mr. I.D. Hawksworth as a Director                   Mgmt          For                            For

4.     Elect Mr. N. Sachdev as a Director                        Mgmt          For                            For

5.     Re-elect Mr. A.C. Smith as a Director                     Mgmt          For                            For

6.     Re-elect Mr. J.G. Abel as a Director                      Mgmt          For                            For

7.     Re-elect Mr. D.P.H. Burgess as a Director                 Mgmt          For                            For

8.     Re-elect Mr. R.W.T. Buchanan as a Director                Mgmt          For                            For

9.     Re-elect Mr. G.J. Gordon as a Director                    Mgmt          For                            For

10.    Re-elect Mr. M. Rapp as a Director                        Mgmt          For                            For

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold Office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company
       and that their remuneration determined by the
       Audit Committee of the Board

12.    Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

S.13   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases Section 163 of the Act of up to
       36,277,267 ordinary shares of 50p each in the
       capital of the Company, at a minimum price
       of 50p and not more than 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 20 JUL 2008;
       except in relation to the purchase of shares
       the contract for which was concluded before
       the expiry of such authority and which might
       be executed wholly or partly after such expiry

S.14   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006,
       to send, convey or supply all types of notices,
       documents or information to the shareholders
       by means of electronic equipment for the processing
       including digital compression, storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website; and
       approve the regulations as specified and adopt
       the new Articles of Association of the Company,
       in substitution for and to the exclusion of
       the existing Articles of Association with effect
       from the end of this meeting




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY PROPERTY TRUST                                                                      Agenda Number:  932689093
--------------------------------------------------------------------------------------------------------------------------
        Security:  531172104
    Meeting Type:  Annual
    Meeting Date:  17-May-2007
          Ticker:  LRY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. ANTHONY HAYDEN                                         Mgmt          For                            For
       M. LEANNE LACHMAN                                         Mgmt          For                            For

02     APPROVAL OF THE PROPOSAL TO RATIFY THE SELECTION          Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE TRUST S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.

03     APPROVAL OF THE PROPOSAL TO AMEND AND RESTATE             Mgmt          For                            For
       THE TRUST S AMENDED AND RESTATED SHARE INCENTIVE
       PLAN, WITHOUT INCREASING THE NUMBER OF SHARES
       AVAILABLE FOR GRANT THEREUNDER, INCLUDING AMONG
       OTHER THINGS TO ADD TO THE TYPES OF AWARDS
       AVAILABLE FOR GRANT UNDER THE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MACK-CALI REALTY CORPORATION                                                                Agenda Number:  932686047
--------------------------------------------------------------------------------------------------------------------------
        Security:  554489104
    Meeting Type:  Annual
    Meeting Date:  23-May-2007
          Ticker:  CLI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ALAN S. BERNIKOW                                          Mgmt          For                            For
       KENNETH M. DUBERSTEIN                                     Mgmt          For                            For
       VINCENT TESE                                              Mgmt          For                            For
       ROY J. ZUCKERBERG                                         Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE COUNTRYWIDE TRUST                                                                 Agenda Number:  701103082
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701A126
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  AU000000MCW8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       Receive the presentation on the Trust for the             Non-Voting    No vote
       YE 30 JUN 2006 and update on recent activities

1.     Amend, the Constitution of Macquarie CountryWide          Mgmt          For                            For
       Trust in accordance with the Supplemental Deed
       as specified and authorize Macquarie CountryWide
       Management Limited to execute the Supplemental
       Deed and lodge a copy of it with the Australian
       Securities and Investments Commission

2.     Approve, for the purpose of ASX Listing Rule              Mgmt          For                            For
       7.1 and ASIC Class Order 05/26, as amended
       from time to time, as it applies to Clause
       4.6 of the Constitution, the Manager may arrange
       for the Distribution Reinvestment Plan (DRP)
       of the Trust for four half yearly distributions
       commencing with the distribution for the half
       YE 30 JUN 2007 to be underwritten and the
       issue by the Manager to the underwriter and
       sub-underwriters Underwriters or any persons
       nominated by the underwriters of units in the
       Trust which are offered pursuant to the DRP
       but not taken up by unitholders at the offer
       price under the DRP being a price per unit
       representing a discount of up to 2% to the
       volume weighted average market price of units
       in the Trust during the 10 business days from
       and including the ex-distribution date




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE DDR TRUST                                                                         Agenda Number:  701087377
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701W102
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2006
          Ticker:
            ISIN:  AU000000MDT2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       Receive a presentation on the Trust for the               Non-Voting    No vote
       YE 30 JUN 2006 and an update on recent activities
       for the Chairman

1.     Amend the Constitution of Macquarie DDR Trust,            Mgmt          For                            For
       in accordance with the Supplemental Deed as
       specified, and authorize the Macquarie DDR
       Management Limited to execute the Supplemental
       Deed and lodge a copy of it with the Australian
       Securities and Investments Commission

2.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and ASIC Class Order 05/26, as amended
       form time to time, as it applies to Clause
       4.6 of the Constitution, the Manager may arrange
       for the Distribution Reinvestment Plan (DRP)
       of the Trust for 8 quarterly distributions
       commencing with the distributiion for the
       quarter ending 31 MAR 2007  to be underwritten
       and the issue by the Manager to the underwriter
       and sub-underwriters (Underwriters) or any
       persons nominated by the Underwriter of units
       in the Trust which are offered pursuant to
       the DRP but not taken up by unitholders at
       the offer price under the DRP (being a price
       per unit representing a discount of up to 2%
       to the volume weighted average market price
       of units in the Trust during the 10 business
       days from and including the ex-distribution
       date)

3.     Approve, for the purposes of Australian Stock             Mgmt          For                            For
       Exchange (ASX) Listing Rule 7.4 and Australian
       Securities and Investments Commission (ASIC)Class
       Order 05/26, as amended from time to time,
       as it applies to Clause 4.6 of the Constitution,
       the previous placement of 8,087,631 units issued
       to UBS Australia AG Branch at AUD 1.1799 per
       ordinary unit




--------------------------------------------------------------------------------------------------------------------------
 MAPELEY LTD                                                                                 Agenda Number:  701184373
--------------------------------------------------------------------------------------------------------------------------
        Security:  G58216105
    Meeting Type:  AGM
    Meeting Date:  02-May-2007
          Ticker:
            ISIN:  GB00B0BHCR03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet of the Company        Mgmt          For                            For
       and the consolidated accounts of the Group
       for the YE 31 DEC 2006 together with the reports
       of the Directors and the Auditors

2.     Approve the report of the Remuneration Committee          Mgmt          For                            For
       in relation to remuneration policy and practice
       as specified for the FYE 31 DEC 2006

3.     Re-elect Mr. Michael Fascitelli as a Director             Mgmt          For                            For

4.     Re-elect Mr. John Harris as a Director                    Mgmt          For                            For

5.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office from the conclusion
       of this meeting until the conclusion of the
       next AGM at which accounts are laid before
       the Company and authorize the Audit Committee
       to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 MAPLETREE LOGISTICS TRUST                                                                   Agenda Number:  701122892
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5759Q107
    Meeting Type:  EGM
    Meeting Date:  17-Jan-2007
          Ticker:
            ISIN:  SG1S03926213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve, the offer and issue of such number               Mgmt          For                            For
       of new units in MapletreeLog the New Units
       at the issue prices as specified, issued of
       by Mapletree Logistics Trust Management Ltd.,
       as Manager of MapletreeLog Manager to Unitholders
       of MapletreeLog Unitholders, as would be
       required to raise gross proceeds of up to approximately
       SGD 349.0 million as specified Equity Fund
       Raising and to make the cumulative distribution
       as specified or as the case may be issue
       the New Units under a temporary stock counter
       as specified as a consequence of the Equity
       Fund Raising; and authorize the Manager, any
       Director of the Manager Director and HSBC
       Institutional Trust Services Singapore Limited,
       as Trustee of MapletreeLog the Trustee, to
       complete and do all such acts and things including
       executing all such documents as may be required
       as the Manager, such Director or as the case
       may be the Trustee may consider expedient
       or necessary or in the interests of MapletreeLog
       to give effect to the equity fund raising and
       to make the cumulative distribution or as
       the case may be issue the New Units under
       a temporary stock counter

2.     Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution E.1, the placement of
       up to such number of New Units to Mapletree
       Investment Pte Ltd and/or its subsidiaries
       the Mapletree Group under the private placement
       tranche of the Equity Fund Raising, as would
       be required for the Mapletree Group to maintain
       its proportionate unitholding, in percentage
       terms, at its pre-placement level the Mapletree
       Group Placement; and authorize the Manager,
       any Director and the Trustee, to complete and
       do all such acts and things including executing
       all such documents as may be required as the
       Manager, such Director or as the case may
       be the Trustee may consider expedient or necessary
       or in the interests of MapletreeLog to give
       effect to the Mapletree Group Placement

3.     Authorize the Manager: for the issue of new               Mgmt          For                            For
       units in MapletreeLog Units in the FYE 31
       DEC 2007, provided that such number of new
       units does not exceed 50.0% of the number of
       Units in issue immediately upon the completion
       of the Equity Fund Raising, of which the aggregate
       number of new Units issued other than on a
       pro rata basis to existing unit holders shall
       not be more than 20.0% of the number of units
       in issue immediately upon the completion of
       the Equity Fund Raising General Mandate;
       and any Director and the Trustee to complete
       and do all such acts and things including
       executing all such documents as may be required
       as the Manager, such Director or as the case
       may be the Trustee may consider expedient
       or necessary or in the interests of MapletreeLog
       to give effect to the General Mandate

E.4    Approve, to supplement the Trust deed constituting        Mgmt          For                            For
       MapletreeLog as amended with the Overseas
       Acquisition/Disposal Fee Supplement as specified;
       and authorize the Manager, any Director and
       the Trustee, to complete and do all such acts
       and things including executing all such documents
       as may be required as the Manager, such Director
       or as the case may be the Trustee may consider
       expedient or necessary or in the interests
       of MapletreeLog to give effect to the Overseas
       Acquisition/Disposal Fee Supplement




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701178798
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting    No vote
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

O.1    Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors; approve the Company s financial statements
       for the YE 2006, as presented, showing earnings
       of EUR 59,167,647.91; acknowledge to allocate
       the dividends to the retained earnings account
       on the 79,707 shares held by the Company on
       05 MAY 2006, which represent a total amount
       of EUR 47,027.13

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       consolidated income group share of EUR 60,468,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: Earning
       of the FY: EUR 59,167,647.91; allocate the
       legal reserve: EUR 2,958,382.40, retained earnings:
       EUR 47,027.13, distributable earnings: EUR
       56,256,292.64, dividend for 72,918,918 shares:
       EUR 51,772,431.18; allocate the retained earnings
       account: EUR 4,483,860.86, each share will
       be entitled to a dividend of EUR 0.71, since
       an interim dividend of EUR 0.33 was already
       paid on 13 OCT 2006, the shareholders will
       receive the balance of the dividend, i.e. an
       amount of EUR 0.38 per share, and will entitle
       to the 40% deduction provided by the French
       Tax Code, this dividend will be paid on 03
       MAY 2007; in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by Law, it is reminded that, for
       the last 3 FYs, as specified

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by the Article L.225-38
       of the French Commercial Code; approve the
       said report and the agreements referred to
       therein

O.5    Ratify the appointment of the Company general             Mgmt          For                            For
       assurances vie as a control agent and fixed
       its salary at EUR 15,000.00

O.6    Appoint the Director of the Company for a 3-year          Mgmt          Against                        Against
       period

O.7    Ratify the decision of the Board of Directors,            Mgmt          For                            For
       on 05 MAR 2007; to transfer the registered
       office to 10 RUE Cimarosa, 75116 Paris, and
       also acknowledge the amendment of the Article
       4 of the Bylaws

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company s shares on the open market; subject
       to the conditions described below: maximum
       purchase price: EUR 42.00, maximum number of
       shares to be acquired: 10% of the share capital,
       7,256,160 shares, maximum funds invested in
       the share buybacks: EUR 304,758,720.00; this
       authorization is given for an 18-month period;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital; the shareholders
       meeting grants full powers to the Board of
       Directors to carry out all filings, publications
       and other formalities prescribed By Law

E.9    Acknowledge the amendments of the Decree of               Mgmt          For                            For
       23 MAR 2007 on trading Companies, as modified
       by the Decree number 2006-1566 of 11 DEC 2006,
       resolves, consequently; amend the Article No.
       25 III and 27 I of the Bylaws as specified

E.10   Authorize the Board of Directors; to increase             Mgmt          For                            For
       the capital, on 1or more occasions, at its
       sole discretion, in France or Abroad, by a
       maximum nominal amount of EUR 40,000,000.00,
       by issuance, with preferred subscription rights
       maintained, of shares or securities giving
       access to the capital; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 200,000,000.00; this authorization
       is granted for a 26-month period and supersedes
       and all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors; to increase             Mgmt          Against                        Against
       the capital, on 1 or more occasions, at its
       sole discretion, in France or Abroad, by a
       maximum nominal amount of EUR 40,000,000.00,
       by issuance, with cancellation of preferred
       subscription rights, of shares or securities
       giving access to the capital. The maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 200,000,000.00; this authorization
       is granted for a 26-month period and supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.12   Authorize the Board of Directors, for each of             Mgmt          Against                        Against
       the issues decided by virtue of the Resolutions
       number 10 and 11 and at its sole discretion,
       to increase the number of shares and securities
       to be issued, at the same price as the initial
       issue, in the conditions of Article L. 225-135-1
       of the French Commercial Code and within the
       limit of tile ceiling set forth in the Resolution
       numbers 10 and 11 and the overall ceiling set
       forth in the Resolution number 16

E.13   Authorize the Board of Directors, for each of             Mgmt          Against                        Against
       the issuances carried out by virtue of the
       Resolution number 10, within the limit of 10%
       of the Company s share capital per year, to
       set the issue price, in accordance with the
       terms and conditions determined by the shareholders
       meeting, in accordance with Article L. 225-136
       of the French Commercial Code

E.14   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, to a maximum nominal
       amount of EUR 40,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       this authorization is given for a 26-month
       period and supersedes any and all earlier delegations
       to the same effect; to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing, with cancellation of the
       shareholders  preferred subscription rights,
       shares or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; this authorization is grated for a
       26-month period and supersedes any and all
       earlier delegations to the same effect; to
       take all necessary measures and accomplish
       all necessary formalities

E.16   Adopt the Resolutions 10 to 15, the shareholders          Mgmt          For                            For
       meeting decides that the overall nominal amount
       pertaining to the capital increases to be carried
       out with the use of the delegations given by
       Resolutions number 10 to 15 shall nor exceed
       EUR 40,000,000.00 this amount is Independent
       to the one given in the Resolution number 18,
       the issues of debt securities to be carried
       out with the use of the delegations given by
       Resolutions number 10 to 15 shall not exceed
       EUR 200,000,000.00

E.17   Authorize the Board of Directors: to issue,               Mgmt          Against                        Against
       with cancellation of preferred subscription
       rights, shares or securities giving access
       to the Company s share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another listed Company; the maximal
       nominal amount of capital increases to be carried
       out under this delegation, authority shall
       not exceed EUR 40,000,000.00, the nominal amount
       of debt securities issued shall not exceed
       EUR 200,000,000.00; this authorization is granted
       for a 26-month period and supersedes any and
       all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to decide on             Mgmt          For                            For
       the issuance, on one or occasions, in France
       or abroad, of a maximum nominal amount of EUR
       200,000,000.00, of securities giving right
       to the allocation of debt securities or granting
       a debt right on the Company and not leading
       to a capital increase; the present delegation
       is given for a 26-month period and supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.19   Authorize the issuance by any Company holding             Mgmt          Against                        Against
       over 50% of Mercialys capital of securities
       giving right to the allocation of existing
       shares in the Company held by the issuing Company
       or Companies; the present delegation is given
       for a 26-month period and supersedes any and
       all earlier delegations to the same effect

E.20   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       of the Company who are Members of a Company
       Savings Plan; this delegation is given for
       a 26-momh period and for a total number of
       shares that shall not exceed 3% of the total
       number of shares in the company; it supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the Law




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701081921
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  MIX
    Meeting Date:  17-Nov-2006
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

       Receive the financial reports of Mirvac Group             Non-Voting    No vote
       and MPT and the reports of the Directors and
       of the Auditors for each entity for the YE
       30 JUN 2006

1.     Re-elect Mr. Paul Blancardi, as a Director of             Mgmt          For                            For
       Mirvac Limited, who retires by rotation in
       accordance with Clause 10.3 of Mirvac s Constitution

2.A    Elect Mr. Nicholas Collishaw as a Director of             Mgmt          For                            For
       the Mirvac Limited

2.B    Elect Mr. Adrian Fini as a Director of the Mirvac         Mgmt          For                            For
       Limited

2.C    Elect Mr. Peter Hawkins as a Director of the              Mgmt          For                            For
       Mirvac Limited

2.D    Elect Ms. Penny Morris as a Director of the               Mgmt          For                            For
       Mirvac Limited

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2006

4.     Approve, with effect from 01 JUL 2006, that               Mgmt          For                            For
       the remuneration for the services of the Non-Executive
       Directors of Mirvac Limited or to any of its
       controlled entities by AUD 200,000 per annum
       to an aggregate maximum sum of AUD 1,200,000
       per annum and that, such remuneration be divided
       among the Non-Executive Directors in such proportion
       and manner as the Directors agree  or in default
       of agreement, equally

5.A    Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Incentive Plan, as specified

5.B    Approve, for all purposes, the terms of the               Mgmt          For                            For
       General Employee Exemption, as specified

6.1.A  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Gregory Paramor  Managing
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Paramor to acquire Mirvac Group stapled
       securities, as specified

6.1.B  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Nicholas Collishaw  Executive
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Collishaw to acquire Mirvac Group stapled
       securities, as specified

6.1.C  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A,for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Adrian Fini  Executive
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Fini to acquire Mirvac Group stapled
       securities, as specified

6.2.A  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Gregory Paramor  Managing
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise specified

6.2.B  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Nicholas Collishaw  Executive
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise, as specified

6.2.C  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Adriani Fini  Executive
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise, as specified




--------------------------------------------------------------------------------------------------------------------------
 MISSION WEST PROPERTIES, INC.                                                               Agenda Number:  932698737
--------------------------------------------------------------------------------------------------------------------------
        Security:  605203108
    Meeting Type:  Annual
    Meeting Date:  17-May-2007
          Ticker:  MSW
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CARL E. BERG                                              Mgmt          For                            For
       JOHN C. BOLGER                                            Mgmt          For                            For
       WILLIAM A. HASLER                                         Mgmt          For                            For
       LAWRENCE B. HELZEL                                        Mgmt          For                            For
       RAYMOND V. MARINO                                         Mgmt          For                            For

02     RATIFY THE SELECTION OF BURR, PILGER & MAYER,             Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2007.




--------------------------------------------------------------------------------------------------------------------------
 NEWCASTLE INVESTMENT CORP.                                                                  Agenda Number:  932693927
--------------------------------------------------------------------------------------------------------------------------
        Security:  65105M108
    Meeting Type:  Annual
    Meeting Date:  17-May-2007
          Ticker:  NCT
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KEVIN J. FINNERTY                                         Mgmt          For                            For
       KENNETH M. RIIS                                           Mgmt          For                            For

02     PROPOSAL TO APPROVE THE APPOINTMENT OF ERNST              Mgmt          For                            For
       & YOUNG LLP AS THE COMPANY S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR 2007.




--------------------------------------------------------------------------------------------------------------------------
 PARKWAY PROPERTIES, INC.                                                                    Agenda Number:  932691555
--------------------------------------------------------------------------------------------------------------------------
        Security:  70159Q104
    Meeting Type:  Annual
    Meeting Date:  10-May-2007
          Ticker:  PKY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL P. FRIEDMAN                                        Mgmt          For                            For
       ROGER P. FRIOU                                            Mgmt          For                            For
       MARTIN L. GARCIA                                          Mgmt          For                            For
       MATTHEW W. KAPLAN                                         Mgmt          For                            For
       MICHAEL J. LIPSEY                                         Mgmt          For                            For
       STEVEN G. ROGERS                                          Mgmt          For                            For
       LELAND R. SPEED                                           Mgmt          For                            For
       TROY A. STOVALL                                           Mgmt          For                            For
       LENORE M. SULLIVAN                                        Mgmt          For                            For

02     TO CONSIDER AND RATIFY THE APPOINTMENT OF ERNST           Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT ACCOUNTANTS OF THE
       COMPANY FOR THE 2007 FISCAL YEAR.




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INV. TRU                                                        Agenda Number:  932694347
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  Special
    Meeting Date:  13-Jun-2007
          Ticker:  PMZFF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     THE ELECTION OF THE FOLLOWING INDIVIDUALS AS              Mgmt          For                            For
       TRUSTEES OF THE REIT: ROLAND A. CARDY

1B     R. MICHAEL LATIMER                                        Mgmt          For                            For

1C     WILLIAM J. BIGGAR                                         Mgmt          For                            For

1D     KENNETH FIELD                                             Mgmt          For                            For

1E     IAN COLLIER                                               Mgmt          For                            For

1F     MICHAEL LA BRIER                                          Mgmt          For                            For

1G     MICHAEL J. NOBREGA                                        Mgmt          For                            For

1H     KERRY D. ADAMS                                            Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP AS AUDITORS AND               Mgmt          For                            For
       TO AUTHORIZE THE TRUSTEES TO FIX THEIR REMUNERATION.

3A     TO PASS SPECIAL RESOLUTIONS APPROVING AMENDMENTS          Mgmt          For                            For
       TO THE REIT S DECLARATION OF TRUST AS SET OUT
       IN SCHEDULES TO THE MANAGEMENT INFORMATION
       CIRCULAR. DISTRIBUTABLE INCOME (SCHEDULE  A
       )

3B     MORTGAGE INVESTMENT RESTRICTIONS ( SCHEDULE               Mgmt          For                            For
       B )

4A     TO PASS ORDINARY RESOLUTIONS APPROVING AMENDMENTS         Mgmt          For                            For
       TO THE REIT S DECLARATION OF TRUST AS SET OUT
       IN SCHEDULES TO THE MANAGEMENT INFORMATION
       CIRCULAR. TRUSTEE COMPENSATION (SCHEDULE  C
       )

4B     INDEMNIFICATION OF OFFICERS OF THE REIT (SCHEDULE         Mgmt          For                            For
       D ).




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS EUROPEAN PROPERTIES FUND FCP, LUXEMBOURG                                           Agenda Number:  701241022
--------------------------------------------------------------------------------------------------------------------------
        Security:  L7762X107
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  LU0100194785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial accounts of PEP for the             Mgmt          For                            For
       YE 31 DEC 2006

2.     Appoint Ernst & Young S.A. as the Independent             Mgmt          For                            For
       Auditor, for a term of one year until the AGM
       of PEP to be held in 2008

3.     Amend the definition of the Distributable Cash            Mgmt          For                            For
       Flow as specified

4.     Amend Article 15 of the Management Regulations            Mgmt          For                            For
       in order to increase the period following the
       end of a quarter during which distributions
       of Distributable Cash Flow have to be made
       from a period of maximum 30 days to a period
       of maximum 45 days




--------------------------------------------------------------------------------------------------------------------------
 REALEX PROPERTIES CORP.                                                                     Agenda Number:  932670866
--------------------------------------------------------------------------------------------------------------------------
        Security:  756041307
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF DIRECTORS TO BE ELECTED              Mgmt          For                            For
       AT NINE (9).

02     ELECTION OF DIRECTORS FOR ALL NOMINEES AS OUTLINED        Mgmt          For                            For
       IN THE INFORMATION CIRCULAR.

03     APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS          Mgmt          For                            For
       OF THE CORPORATION FOR THE ENSUING YEAR AND
       AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  701199235
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 375014 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       BLOCKING IS NOT A REQUIREMENT IMPOSED BY RODAMCO          Non-Voting    No vote
       EUROPE NV. PLEASE NOTE THAT BLOCKING CONDITIONS
       MAY APPLY. HOWEVER, DEPENDING ON THE SYSTEMS
       OF THE CUSTODIAN BANK(S). IF APPLIED, BLOCKING
       CONDITIONS WILL BE RELAXED AS THEY ARE LIMITED
       TO THE PERIOD BETWEEN VOTE DEADLINE DATE AND
       ONE DAY FOLLOWING REGISTRATION DATE. FINALLY,
       VOTE INSTRUCTIONS RECEIVED AFTER VOTE DEADLINE
       DATE ARE CONSIDERED LATE. LATE VOTES ARE PROCESSED
       ON A BEST EFFORT BASIS. BLOCKING (IF APPLICABLE)
       IS APPLIED TO LATE VOTES BEGINNING ON RECEIPT
       DATE OF VOTE INSTRUCTIONS THROUGH THE DAY FOLLOWING
       REGISTRATION DATE.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Management Board and of the Supervisory     Non-Voting    No vote
       Board on the financial year 2006

3.     Consideration and approval of annual accounts             Mgmt          For                            For
       for the financial year 2006

4.     Determination of the dividend for the financial           Mgmt          For                            For
       year 2006; It is proposed to declare a final
       cash dividend of EUR 2.34 per share, payable
       as from May 8, 2007

5.     Discharge to the Management Board; It is proposed         Mgmt          For                            For
       to grant the Management Board discharge from
       their management during the financial year
       2006

6.     Discharge to the Supervisory Board; It is proposed        Mgmt          For                            For
       to grant discharge to the Supervisory Board
       from their supervision during the financial
       year 2006

7.     Amendment to the Articles of Association: to              Mgmt          For                            For
       delete the territorial limitation from the
       object of the Company; to split the Company
       s shares; to enable the use of electronic means
       of communication related to the AGM; other
       technical changes

8.     It is proposed to re-appoint Mr. F.J.G.M Cremers          Mgmt          For                            For
       and Mr. J.W.B Westerburgen as the Members of
       the Supervisory Board of the Company per April
       27, 2007 for a period of four years until the
       Annual General Meeting in 2011

9.     It is proposed to re-appoint PricewaterhouseCoopers       Mgmt          For                            For
       Accountants N.V. as the Auditor of the Company
       for the financial year 2007

10.    Announcements of the Management Board and questions       Non-Voting    No vote

11.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  701261024
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  EGM
    Meeting Date:  06-Jun-2007
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Opening                                                   Non-Voting    No vote

2.     Receive information on the contemplated merger            Non-Voting    No vote
       between Rodamco Europe N.Vand Unibail Holdings
       S.A. by means of a public bid on all outstanding
       Rodamco Europe N.V. shares

3.     Acknowledge the announcements of the Management           Non-Voting    No vote
       Board and questions

4.     Close meeting                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  701106139
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  EGM
    Meeting Date:  14-Dec-2006
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this Resolution in respect of which
       the Company has given a valid notice under
       the Section 109 of the Finance Act 2006, the
       Articles of Association by the inserting the
       new Articles 186 to 192 as specified




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  701198144
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  AGM
    Meeting Date:  22-May-2007
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors  report and accounts for              Mgmt          For                            For
       the YE 31 DEC 2006

2.     Declare a dividend on ordinary shares                     Mgmt          For                            For

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee

4.     Elect Mr. N.M.S. Rich as a Director                       Mgmt          For                            For

5.     Elect Mr. W.E.R. Hens as a Director                       Mgmt          For                            For

6.     Elect Mrs L.A. MacDonagh as a Director                    Mgmt          For                            For

7.     Re-elect Mr. S.L. Howard who retires from the             Mgmt          For                            For
       Board by rotation

8.     Re-elect Mr. M.D. Lees who retires from the               Mgmt          For                            For
       Board by rotation

9.     Re-elect Mr. A.W. Palmer who retires from the             Mgmt          For                            For
       Board by rotation

10.    Re-elect Mr. C.A. Peacock who retires from the            Mgmt          For                            For
       Board by rotation

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

13.    Grant authority for donations under the Political         Mgmt          For                            For
       Parties, Elections and Referendums Act 2000

S.14   Approve to change the name of the Company to              Mgmt          For                            For
       SEGRO plc

S.15   Authorize the Directors to allot equity securities        Mgmt          For                            For

S.16   Approve to disapply the statutory pre-emption             Mgmt          For                            For
       provisions of the Companies Act

S.17   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701067820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2006
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       SPECIAL BUSINESS OF THE STOCKLAND TRUST                   Non-Voting    No vote

S.1    Amend the Constitution of Stockland Trust in              Mgmt          For                            For
       accordance with the provisions of the Supplemental
       Deed Poll No 11 as specified; and authorize
       Stockland Trust Management Limited  STML  to
       execute the Supplemental Deed Poll No 11 and
       lodge it with the Australian Securities and
       Investment Commission

       ORDINARY BUSINESS OF THE STOCKLAND CORPORATION            Non-Voting    No vote
       LIMITED

2.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors  report and the financial statements
       for the YE 30 JUN 2006, together with the Auditors
       report

3.     Re-elect Ms. Lyn Gearing as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company s Constitution

4.     Re-elect Mr. Terry Williamson as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company s Constitution

5.     Approve the Company s remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2006

       SPECIAL BUSINESS OF THE STOCKLAND TRUST AND               Non-Voting    No vote
       STOCKLAND CORPORATION LIMITED

6.     Approve, for all the purposes under the Corporations      Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Tax Exempt
       Employee Security Plan  TEP  for the provision
       of incentives to employees of the Company and
       its subsidiaries; the issue or transfer of
       Stockland stapled securities to employee under
       the TEP; and the provisions of benefits to
       those employees under the TEP,  in accordance
       with the TEP Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the TEP fully
       compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employees under an Employee Security
       Option or Rights Plan

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Non-Executive
       Director Security Acquisition Plan  NED Plan
       for the provision of Stockland Stapled Securities
       under a fee sacrifice arrangement to the Non-Executive
       Directors of the Company and its subsidiaries;
       the issue or transfer of Stockland Stapled
       Securities to Non-Executive Directors under
       the NED Plan; and the provision of benefits
       to those Non-Executive Directors under the
       NED Plan, in accordance with the Stockland
       Non-Executive Director Security Acquisition
       Plan Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the NED Plan
       fully compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employee under an Employee Security
       Option or Rights Plan

8.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Performance
       Rights Plan  PRP  for the provision of incentives
       to all senior executives, the majority of senior
       Managers and any other employees of the Company
       and its subsidiaries whom the Board of the
       Company determines to be eligible to participate
       in the PRP  Participants ; the grant of performance
       rights, and the subsequent issue or transfer
       of Stockland Stapled Securities, to participants
       under the PRP; and the provisions of benefits
       to those Participants under the PRP, in accordance
       with the PRP Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the PRP fully
       compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employee under an Employee Security
       Option or Rights Plan

9.     Approve, subject to the approval of Resolution            Mgmt          For                            For
       8, for all purposes under the Corporations
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the participation
       in the Stockland Performance Rights Plan by
       Mr. M. Quinn, Managing Director as to 470,000
       performance rights; and the acquisition accordingly
       by Mr. M. Quinn of those performance rights
       and, in consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified

10.    Approve, subject to the approval of Resolution            Mgmt          For                            For
       8, for all purposes under the Corporations
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the participation
       in the Stockland Performance Rights Plan by
       Mr. H. Thorburn, Finance Director as to 204,000
       performance rights; and the acquisition accordingly
       by Mr. H. Thorburn of those performance rights
       and, in consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 STRATEGIC HOTELS & RESORTS INC.                                                             Agenda Number:  932687215
--------------------------------------------------------------------------------------------------------------------------
        Security:  86272T106
    Meeting Type:  Annual
    Meeting Date:  17-May-2007
          Ticker:  BEE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT P. BOWEN                                           Mgmt          For                            For
       MICHAEL W. BRENNAN                                        Mgmt          For                            For
       EDWARD C. COPPOLA                                         Mgmt          For                            For
       KENNETH FISHER                                            Mgmt          For                            For
       LAURENCE S. GELLER                                        Mgmt          For                            For
       JAMES A. JEFFS                                            Mgmt          For                            For
       SIR DAVID MICHELS                                         Mgmt          For                            For
       WILLIAM A. PREZANT                                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT AUDITORS FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 SUN COMMUNITIES, INC.                                                                       Agenda Number:  932691632
--------------------------------------------------------------------------------------------------------------------------
        Security:  866674104
    Meeting Type:  Annual
    Meeting Date:  23-May-2007
          Ticker:  SUI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLUNET R. LEWIS                                           Mgmt          For                            For
       ARTHUR A. WEISS                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TANGER FACTORY OUTLET CENTERS, INC.                                                         Agenda Number:  932675119
--------------------------------------------------------------------------------------------------------------------------
        Security:  875465403
    Meeting Type:  Annual
    Meeting Date:  30-May-2007
          Ticker:  SKTPRC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER A PROPOSAL BY THE DIRECTORS TO AMEND          Mgmt          Against                        Against
       THE COMPANY S ARTICLES OF INCORPORATION TO
       CREATE FOUR NEW CLASSES OF PREFERRED SHARES,
       EACH CLASS HAVING FOUR MILLION SHARES WITH
       A PAR VALUE OF $.01 PER SHARE AND TO INCREASE
       THE NUMBER OF COMMON SHARES AUTHORIZED FOR
       ISSUANCE FROM 50 TO 150 MILLION COMMON SHARES.




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701044430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  23-Aug-2006
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust  The
       Link REIT  together with the Auditors  report
       for the financial period from 06 SEP 2005 to
       31 MAR 2006

2.     Appoint the Auditors of The Link REIT and approve         Non-Voting    No vote
       to fix their rumuneration

3.i    Re-appoint Mr. CHAO Tse Hou Leslie as the Manager         Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.ii   Re-appoint Mr. CHOW Wing Kin Anthony as the               Mgmt          For                            For
       Manager of The Link REIT  the Manager , who
       retires as a Director of The Link Management
       Limited, pursuant to Article 121 of the Articles
       of Association of the Manager

3.iii  Re-appoint Dr. FUNG Yuk Bun Patrick as the Manager        Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.iv   Re-appoint Mr. HO Chi On John as the Manager              Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.v    Re-appoint Mr. KO Kam Chuen Stanley as the Manager        Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

4.     Re-elect Mr. ARNOLD Michael Ian as a Director             Mgmt          For                            For
       of the Manager, who retires by rotation, pursuant
       to Article 125 of the Articles of Association
       of the Manager




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701228276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.a    Re-elect Mr. Gonzaga W.J. Li as a Director,               Mgmt          For                            For
       who retires by rotation

3.b    Re-elect Mr. T.Y. Ng as a Director, who retires           Mgmt          For                            For
       by rotation

3.c    Re-elect Mr. James E. Thompson as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange of Hong Kong Limited under the
       Code on share repurchases, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company; Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, options, warrants and other
       securities during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       and the nominal amount of share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to: i) any
       executive or employee share option or incentive
       scheme; or ii) a right issue; or iii) any scrip
       dividend or similar arrangement; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law

7.     Approve, to extend the general mandate granted            Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 6, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       to Resolution 5, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING, PARIS                                                                      Agenda Number:  701201321
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  18-Apr-2007
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative     The following applies to
       Non-Resident Shareowners:   Proxy Cards: Voting
       instructions will be forwarded to the Global
       Custodians that have become Registered Intermediaries,
       on the Vote Deadline Date. In capacity as Registered
       Intermediary, the Global Custodian will sign
       the Proxy Card and forward to the local custodian.
       If you are unsure whether your Global Custodian
       acts as Registered Intermediary, please contact
       your representative

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 374927 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

O.1    Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports and approve the financial
       statements for the YE on the 31 DEC 2006

O.2    Receive the Statutory Auditors report and approve         Mgmt          For                            For
       the consolidated statements within the financial
       statements for the YE on the 31 DEC 2006

O.3    Approve the appropriation of the income and               Mgmt          For                            For
       fixing of dividend, further to the dividend
       s installments already paid, payment of the
       outstanding balance on the 16 JUL 2007

O.4    Approve the Statutory Auditors special report             Mgmt          For                            For
       and the trades in accordance with the Articles
       L.225-38 of the Commercial Law

O.5    Approve the renewal of Mr. Henri Moulard s as             Mgmt          For                            For
       a Director mandate

O.6    Receive the Board of Directors report and appoint         Mgmt          For                            For
       Mr. Jean-Pierre Duport, a new Director and
       Authorize the Chairman and Chief Executive
       Officer

O.7    Receive the Board of Directors report and appoint         Mgmt          For                            For
       Mr. Jean-Louis Larens, as a new Director

O.8    Receive the Board of Directors report and of              Mgmt          For                            For
       the Articles 241-1 and followings the general
       regulation of the French Financial Market authority,
       further to the Article L.225-209 of the Commercial
       Law, and authorize the Board of Directors to
       buy back Unibail shares, within the limit of
       10 % of the capital, to allow the Company:
       to reduce its capital by the cancellation of
       all or one part of shares, to have shares to
       be given to its Managers and Employees, to
       have shares to be conserved and given as an
       exchange or payment, setting the maximum purchase
       price and the minimum sell price per share,
       possibility of acquisition, transfer or exchange
       of shares at any time, except during the public
       offering period

O.9    Receive the Board of Directors report and according       Mgmt          For                            For
       to the Article L.225-129-2 of the Commercial
       Law and authorize the Board of Directors to
       increase capital by incorporation to the capital
       of premiums, reserves or benefits as allotment
       of shares free of charge or of nominal value
       increase

E.10   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors Reports and authorize the Board of
       Directors, to reduce the capital by cancellation
       of shares within the limit of 10 % of the capital,
       and to modify the By-Laws, and cancellation
       and replacement of Resolution 10 of the Combined
       General Meeting on the 27 APR 2006

E.11   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports and authorize the Board of
       Directors to increase capital by issuance of
       ordinary shares in cash, or by any investment
       securities giving access to ordinary shares
       of the Company, by any means and at any time,
       with maintenance of the shareholders preferential
       subscription right setting of a total nominal
       amount for the capital increases

E.12   Receive the Board of Directors and the Statutory          Mgmt          Against                        Against
       Auditors reports and authorize the Board of
       Directors to increase capital by issuance of
       ordinary shares in cash, or all investment
       securities giving access to ordinary shares
       of the Company, by any means and at any time,
       with cancellation of the shareholders preferential
       subscription right and setting of a total nominal
       amount for the capital increases within the
       limit of 25 % of the capital, and for shares
       issuance price

E.13   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports and authorize the Board of
       Directors to decide, for each issuances covered
       by the resolution 11 the increase of the securities
       number to issue, within the limit of 15 % of
       the initial issuance

E.14   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors report and authorize the Board of
       Directors to decide, for each issuances covered
       by the resolution 12, and to increase of the
       securities number to issue, within the limit
       of 15 % of the initial issuance

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue ordinary shares or investment securities
       entitling to the capital for paying securities
       during a public exchange offer procedure and
       receive the statutory appraisers report and
       to increase the capital by issuance of ordinary
       shares or investment securities entitling to
       the capital for paying contributions in kind
       to the Company

E.16   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports in accordance with the Article
       L.225-129-6, and authorize the Board of Directors
       to proceed to the issuance of new shares reserved
       to employees, within a certain amount, with
       cancellation of the shareholders preferential
       subscription right

E.17   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING, PARIS                                                                      Agenda Number:  701239166
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  21-May-2007
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times and at any moment, by issuance
       of ordinary shares of the Company or investment
       securities issued free or not, giving access
       to the capital of the Company or one of its
       affiliates, or giving right to the attribution
       of debts securities, which subscription could
       be done either in cash, or by compensation
       of debts and maintenance of the shareholders
       preferential subscription right

E.2    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times and at any moment, making
       a public call to savings, by issuance of ordinary
       shares of the Company or investment securities
       issued free or not, giving access to the capital
       of the Company or one of its affiliates, or
       giving right to the attribution of debts securities,
       which subscription could be done either in
       cash, or by compensation of debts suppression
       of the shareholders preferential subscription
       right

E.3    Approve the increase of the securities or investment      Mgmt          For                            For
       securities to issue in case of a capital increase
       of the Company, with or without preferential
       subscription right

E.4    Approve the issuance of shares or investment              Mgmt          For                            For
       securities giving access to the capital of
       the Company, within the limit of 10%, in order
       to remunerate contributions in cash granted
       to the Company and constituted of capital securities
       or investment securities giving access to the
       capital of other Companies

E.5    Approve the issuance of shares or investment              Mgmt          For                            For
       securities giving access to the capital, at
       any moment, in remuneration of securities brought
       to a public exchange offer initiated by the
       Company against securities of a another Company
       admitted to negotiations over one of the regulated
       markets, further to the rapprochement with
       Rodamco and suppression of the shareholders
       preferential right

E.6    Approve the limitation of the global amount               Mgmt          For                            For
       of the authorizations of capital increases

E.7    Approve the increase of the capital , in one              Mgmt          For                            For
       or several times and at any moment, by incorporation
       of primes, reserves, benefits and under the
       form of attribution of free shares or the raising
       of the nominal value of the existing shares,
       or both

E.8    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times, by issuances of shares or
       investment securities giving access to the
       capital, reserved for the Members of a Corporate
       Savings Plan

E.9    Approve the grant, in one or several times,               Mgmt          For                            For
       for the benefits of the salaried members of
       the staff and representatives of the Company
       or the one related to it, options giving right
       to the subscription of shares of the Company
       and/or options giving right to the purchase
       of existing shares held by the Company

E.10   Approve the reduction of the capital, in one              Mgmt          For                            For
       or several times and at any moment, by cancellation
       of all or part of the acquired shares or that
       would be to be acquired further to an authorization
       given by the ordinary general meeting by the
       Company itself, within the limit of 10% of
       the capital

E.11   Approve the transformation of the Administration          Mgmt          For                            For
       and Direction Mode of the Company, by adoption
       of the Executive Board and the Supervisory
       Board formula, under the suspensive condition
       of the first settlement-delivery of the securities
       that should be issued further the project of
       public exchange offer of Unibail on Rodamco
       Europe NV

E.12   Amend Article 2 of the Bylaws related to the              Mgmt          For                            For
       social object of the Company, under the suspensive
       condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offerof Unibail
       on Rodamco Europe NV

E.13   Amend Article 3 of the Bylaws related to the              Mgmt          For                            For
       social denomination of the Company, under the
       suspensive condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offer of
       Unibail on Rodamco Europe NV

E.14   Adopt the text about the new Bylaws under the             Mgmt          For                            For
       suspensive condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offer of
       Unibail on Rodamco Europe NV

E.15   Approve the transfer to the Executive Board               Mgmt          For                            For
       of the delegations of authority given by the
       Board of Directors further to Resolutions 1
       to 10, under the suspensive condition of the
       transformation of the Company into a Company
       with the Executive Board and the Supervisory
       Board

O.16   Authorize the Board of Directors to operate               Mgmt          For                            For
       the Company shares, within the limit of 10%
       of the capital and the setting of the maximum
       purchase and minimum selling price per share

O.17   Appoint Mr. Robert F.W van Oordt as a Member              Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.18   Appoint Mr. Francois Jaclot as a Member of the            Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.19   Appoint Mr. Frans J.G.M Cremers as a Member               Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.20   Appoint Mr. Jacques Dermagne as a Member of               Mgmt          Against                        Against
       the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.21   Appoint Mr. Rob Ter Haar as a Member of the               Mgmt          Against                        Against
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.22   Appoint Mr. Jean-Louis Laurens as a Member of             Mgmt          For                            For
       the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.23   Appoint Mr. Yves Lyon-Caen as a Member of the             Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.24   Appoint Mr. Henri Moulard as a Member of the              Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.25   Appoint Mr. Bart R. Okkens as a Member of the             Mgmt          Against                        Against
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.26   Appoint Mr. Jos W.BBB. Westerburgen as a Member           Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.27   Approve the setting of the fees                           Mgmt          For                            For

O.28   Power for formalities                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701170944
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 29 MAR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Approve the minutes of the AGM of 04 APR 2006             Mgmt          Abstain                        Against

3.     Receive the report of Mr. R.A. Van Gerrevink,             Mgmt          Abstain                        Against
       CEO, will give his views on behalf of the Board
       of Management on the most significant events
       of 2006; Mr. T.M. De Witte, CFO, will comment
       on the 2006 financial statements

4.     Adopt the annual accounts for the 2006 FY                 Mgmt          For                            For

5.     Approve, in accordance with the existing dividend         Mgmt          Abstain                        Against
       policy, the direct investment result per share
       will be distributed in full; a portion approaching
       the fiscal result will be mandatorily distributed
       in cash after deduction of 15% dividend tax,
       and the remainder as optional dividend, to
       be distributed either in cash, after deduction
       of 15% dividend tax, or in shares, tax-free
       and charged to the share premium reserve

6.     Approve to distribute a final dividend per share          Mgmt          For                            For
       after deduction of the interim dividend of
       EUR 0.50, of EUR 1.20, of which: EUR 1.20 in
       cash less 15% dividend tax, or EUR 1.05 in
       cash less 15% dividend tax, plus a percentage
       in shares yet to be determined, depending on
       the share price, approaching a value of EUR
       0.15, charged to the share premium reserve,
       without deduction of dividend tax; the ex-dividend
       listing starts on 05 APR 2007; the option period
       runs from 05 APR 2007 up to and including 20
       APR 2007; the stock ratio will be determined
       on the basis of the average closing prices
       during the option period; a choice for dividend
       must be reported to the Company by 20 APR 2007;
       otherwise the optional dividend can only be
       received in cash; the stock ratio will be announced
       in a press release on 23 APR 2007

7.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of its Management in the 2006 FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of its supervision in the 2006 FY

9.     Approve the remuneration report concerning the            Mgmt          Abstain                        Against
       remuneration structure of the Members of the
       Board of Management of VastNed Management is
       attached in an appendix as specified; this
       Company is the sole Director of the VastNed
       Offices/Industrial

10.    Adopt the remuneration Members of the Board               Mgmt          For                            For
       of Management

11.    Approve, in 2005, the Company bought buyback              Mgmt          For                            For
       346,814 of its own shares; in 2006, the Company
       bought back 100,987 of its own shares, 41,443
       of which were reissued in the context of the
       stock dividend distributed in 2006; the balance
       of 406,358 shares was charged to the share
       premium reserve in 2005 346,814 and 2006
       59,544; debiting the share premium reserve
       is subject to these shares being cancelled;
       the Articles of Association stipulate that
       such a cancellation requires the approval of
       the general meeting of shareholders

12.    Authorize the Board of Management for a period            Mgmt          For                            For
       of 5 years for the cancellation of the Company
       s own shares to be acquired by possible future
       share buybacks; this is to prevent that every
       future cancellation must be put to a vote at
       the general meeting of shareholders, or indeed
       that such a cancellation would require the
       convening of an extraordinary meeting of shareholders

13.    Amend the Articles of Association as specified            Mgmt          Against                        Against

14.    Appoint Mr. H.W. Breukink and Mr. B. A.G. Van             Mgmt          Against                        Against
       Nievelt as the Members of the Supervisory Board

15.    Any other business                                        Non-Voting    No vote

16.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 VASTNED RETAIL NV                                                                           Agenda Number:  701174182
--------------------------------------------------------------------------------------------------------------------------
        Security:  N91784103
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  NL0000288918
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 29 MAR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Approve the Minutes of the AGM of 04 APR 2006             Mgmt          Abstain                        Against

3.     Approve to discuss the report of the Board of             Mgmt          Abstain                        Against
       Management for the FY 2006

4.     Adopt the annual accounts for the 2006 FY                 Mgmt          Abstain                        Against

5.     Approve the dividend and Reservation Policy               Mgmt          For                            For

6.     Approve the declaration of final dividend               Mgmt          Abstain                        Against
       for the FY 2006

7.     Grant discharge to the Board of Managment in              Mgmt          For                            For
       respect of its Management in the 2006 FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of its supervision of the Management
       conducted by the Board of Management for the
       FY 2006

9.     Approve the comments on the 2006 remuneration             Mgmt          For                            For
       report

10.    Adopt the remuneration of the Members of the              Mgmt          Abstain                        Against
       Board of Management

11.    Approve the cancellation of own shares acquired           Mgmt          For                            For
       through share buy back

12.    Grant authority to cancel own shares which to             Mgmt          For                            For
       be acquired through future share buy back

13.    Amend the Articles of the Association                     Mgmt          Against                        Against

14.    Appoint the Member of the Supervisory Board               Mgmt          Against                        Against

15.    Any other business                                        Non-Voting    No vote

16.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701189842
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s financial statements and            Non-Voting    No vote
       the reports for the YE 31 DEC 2006

2.     Approve the Company s remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Roy. L. Furman as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company s Constitution

4.     Re-elect Mr. Frederick.G.Hilmer AO as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

5.     Re-elect Mr. Gary H Weiss as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company s Constitution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Worldwide Realty Income Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/23/2007